UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: March 31, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.
The Advisors' Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund

Investor Shares - GQGPX

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about Investor Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, Investor Shares	$126	1.19%

How did the Fund perform in the last year?

On a sector basis, the largest detractors to relative performance were an underweight to Information Technology, stock selection in Industrials, and an overweight to Consumer Staples. The largest contributors to relative performance were an underweight to Consumer Discretionary, as well as stock selection in Energy and Utilities. On a country basis, the largest detractors to relative performance were an underweight to South Korea, an overweight to India, and an underweight to Taiwan. The largest contributors to relative performance were an underweight to China, an overweight to Brazil, and stock selection in Taiwan.

During the period, we increased exposure to the Energy sector and reduced exposure to Consumer Discretionary.

NOTABLE CONTRIBUTOR TO PERFORMANCE

Taiwan Semiconductor Manufacturing Company - TSMC is a semiconductor manufacturer based in Taiwan. We believe sentiment toward the stock improved for two reasons. TSMC reported a series of solid quarterly financial results with revenue and EPS consistently beating the consensus forecasts. The company also raised its expectation for year-over-year sales growth in calendar 2025 from mid-20% to +30% while maintaining its capex guidance.

NOTABLE DETRACTOR TO PERFORMANCE

ITC Limited  - ITC is a conglomerate with a portfolio of businesses including tobacco, packaged foods, agricultural products, and paper and packaging. The company is based in India. The stock sold off following India’s largest increase in cigarette taxes in 15 years, which is expected to lead to a high single-digit decline in cigarette volumes and significant reductions in sell-side EPS estimates.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	GQG Partners Emerging Markets Equity Fund, Investor Shares	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*
Dec/16	$10,000	$10,000
Jul/17	$12,140	$12,577
Jul/18	$12,452	$13,125
Jul/19	$13,211	$12,839
Jul/20	$15,112	$13,680
Jul/21	$18,001	$16,503
Mar/22	$16,346	$14,930
Mar/23	$14,471	$13,332
Mar/24	$19,897	$14,419
Mar/25	$19,045	$15,585
Mar/26	$21,387	$20,191

Since its inception on December 28, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Emerging Markets Equity Fund, Investor Shares	12.30%	3.52%	8.56%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	29.55%	3.69%	8.01%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$21,534,157,663	83	$200,714,095	63%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Brazil 23.6%
India 22.4%
Taiwan 5.8%
United Kingdom 5.7%
United Arab Emirates 5.1%
France 4.4%
United States 3.9%
Singapore 3.6%
Mexico 3.0%
China 3.0%
Hong Kong 2.3%
Saudi Arabia 2.3%
Other Countries 12.1%

Table Summary
Value	Value
Other Countries	12.1%
Saudi Arabia	2.3%
Hong Kong	2.3%
China	3.0%
Mexico	3.0%
Singapore	3.6%
United States	3.9%
France	4.4%
United Arab Emirates	5.1%
United Kingdom	5.7%
Taiwan	5.8%
India	22.4%
Brazil	23.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	5.8%
Petroleo Brasileiro - Petrobras ADR	4.6%
TotalEnergies	4.4%
Petroleo Brasileiro - Petrobras, Preference	4.3%
BP PLC	3.2%
Philip Morris International	2.9%
Bharti Airtel	2.6%
Singapore Telecommunications	2.4%
AIA Group	2.3%
ICICI Bank	2.3%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund / Investor Shares - GQGPX

Annual Shareholder Report: March 31, 2026

GQGPX-AR-2026

The Advisors' Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund

Institutional Shares - GQGIX

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about Institutional Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, Institutional Shares	$104	0.98%

How did the Fund perform in the last year?

On a sector basis, the largest detractors to relative performance were an underweight to Information Technology, stock selection in Industrials, and an overweight to Consumer Staples. The largest contributors to relative performance were an underweight to Consumer Discretionary, as well as stock selection in Energy and Utilities. On a country basis, the largest detractors to relative performance were an underweight to South Korea, an overweight to India, and an underweight to Taiwan. The largest contributors to relative performance were an underweight to China, an overweight to Brazil, and stock selection in Taiwan.

During the period, we increased exposure to the Energy sector and reduced exposure to Consumer Discretionary.

NOTABLE CONTRIBUTOR TO PERFORMANCE

Taiwan Semiconductor Manufacturing Company - TSMC is a semiconductor manufacturer based in Taiwan. We believe sentiment toward the stock improved for two reasons. TSMC reported a series of solid quarterly financial results with revenue and EPS consistently beating the consensus forecasts. The company also raised its expectation for year-over-year sales growth in calendar 2025 from mid-20% to +30% while maintaining its capex guidance.

NOTABLE DETRACTOR TO PERFORMANCE

ITC Limited  - ITC is a conglomerate with a portfolio of businesses including tobacco, packaged foods, agricultural products, and paper and packaging. The company is based in India. The stock sold off following India’s largest increase in cigarette taxes in 15 years, which is expected to lead to a high single-digit decline in cigarette volumes and significant reductions in sell-side EPS estimates.

How did the Fund perform since inception?

Total Return Based on $500,000 Investment

Table Summary
	GQG Partners Emerging Markets Equity Fund, Institutional Shares	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*
Dec/16	$500,000	$500,000
Jul/17	$608,500	$628,845
Jul/18	$625,063	$656,250
Jul/19	$664,488	$641,952
Jul/20	$761,639	$683,988
Jul/21	$908,997	$825,172
Mar/22	$826,507	$746,484
Mar/23	$732,907	$666,597
Mar/24	$1,009,812	$720,930
Mar/25	$968,841	$779,265
Mar/26	$1,090,872	$1,009,559

Since its inception on December 28, 2016. The line graph represents historical performance of a hypothetical investment of $500,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Emerging Markets Equity Fund, Institutional Shares	12.60%	3.74%	8.79%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	29.55%	3.69%	8.01%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$21,534,157,663	83	$200,714,095	63%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	12.1%
Saudi Arabia	2.3%
Hong Kong	2.3%
China	3.0%
Mexico	3.0%
Singapore	3.6%
United States	3.9%
France	4.4%
United Arab Emirates	5.1%
United Kingdom	5.7%
Taiwan	5.8%
India	22.4%
Brazil	23.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	5.8%
Petroleo Brasileiro - Petrobras ADR	4.6%
TotalEnergies	4.4%
Petroleo Brasileiro - Petrobras, Preference	4.3%
BP PLC	3.2%
Philip Morris International	2.9%
Bharti Airtel	2.6%
Singapore Telecommunications	2.4%
AIA Group	2.3%
ICICI Bank	2.3%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund / Institutional Shares - GQGIX

Annual Shareholder Report: March 31, 2026

GQGIX-AR-2026

The Advisors' Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund

R6 Shares - GQGRX

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about R6 Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, R6 Shares	$104	0.98%

How did the Fund perform in the last year?

On a sector basis, the largest detractors to relative performance were an underweight to Information Technology, stock selection in Industrials, and an overweight to Consumer Staples. The largest contributors to relative performance were an underweight to Consumer Discretionary, as well as stock selection in Energy and Utilities. On a country basis, the largest detractors to relative performance were an underweight to South Korea, an overweight to India, and an underweight to Taiwan. The largest contributors to relative performance were an underweight to China, an overweight to Brazil, and stock selection in Taiwan.

During the period, we increased exposure to the Energy sector and reduced exposure to Consumer Discretionary.

NOTABLE CONTRIBUTOR TO PERFORMANCE

Taiwan Semiconductor Manufacturing Company - TSMC is a semiconductor manufacturer based in Taiwan. We believe sentiment toward the stock improved for two reasons. TSMC reported a series of solid quarterly financial results with revenue and EPS consistently beating the consensus forecasts. The company also raised its expectation for year-over-year sales growth in calendar 2025 from mid-20% to +30% while maintaining its capex guidance.

NOTABLE DETRACTOR TO PERFORMANCE

ITC Limited  - ITC is a conglomerate with a portfolio of businesses including tobacco, packaged foods, agricultural products, and paper and packaging. The company is based in India. The stock sold off following India’s largest increase in cigarette taxes in 15 years, which is expected to lead to a high single-digit decline in cigarette volumes and significant reductions in sell-side EPS estimates.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	GQG Partners Emerging Markets Equity Fund, R6 Shares	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*
Dec/16	$10,000	$10,000
Jul/17	$12,170	$12,577
Jul/18	$12,501	$13,125
Jul/19	$13,280	$12,839
Jul/20	$15,233	$13,680
Jul/21	$18,180	$16,503
Mar/22	$16,530	$14,930
Mar/23	$14,658	$13,332
Mar/24	$20,208	$14,419
Mar/25	$19,377	$15,585
Mar/26	$21,817	$20,191

Since its inception on December 28, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Emerging Markets Equity Fund, R6 Shares	12.59%	3.74%	8.79%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	29.55%	3.69%	8.01%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$21,534,157,663	83	$200,714,095	63%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	12.1%
Saudi Arabia	2.3%
Hong Kong	2.3%
China	3.0%
Mexico	3.0%
Singapore	3.6%
United States	3.9%
France	4.4%
United Arab Emirates	5.1%
United Kingdom	5.7%
Taiwan	5.8%
India	22.4%
Brazil	23.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	5.8%
Petroleo Brasileiro - Petrobras ADR	4.6%
TotalEnergies	4.4%
Petroleo Brasileiro - Petrobras, Preference	4.3%
BP PLC	3.2%
Philip Morris International	2.9%
Bharti Airtel	2.6%
Singapore Telecommunications	2.4%
AIA Group	2.3%
ICICI Bank	2.3%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund / R6 Shares - GQGRX

Annual Shareholder Report: March 31, 2026

GQGRX-AR-2026

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Equity Fund

Investor Shares - GQRPX

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about Investor Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, Investor Shares	$94	0.90%

How did the Fund perform in the last year?

On a sector basis, the largest detractors to relative performance were stock selection in Financials and Communication Services, as well as an overweight to Consumer Staples. The largest contributors to relative performance were an overweight to Energy, an underweight to Consumer Discretionary, and an overweight to Utilities. On a country basis, the largest detractors to relative performance were stock selection in the United States, an overweight to India, and an underweight to South Korea. The largest contributors to relative performance were stock selection in France, an overweight to Brazil, and an underweight to China.

During the period, we increased exposure to the Consumer Staples sector and reduced exposure to Information Technology.

NOTABLE CONTRIBUTOR TO PERFORMANCE

TotalEnergies SE - Total is an oil and gas producer with additional operations in liquefied natural gas (LNG), renewable energy sources, refining, and petrochemicals. The company is headquartered in France. The stock reacted favorably to increasing margins in its refining operations as sanctions disrupted exports from Russia while the near-term futures price of Brent crude oil in the US and natural gas in Europe increased 34% and 25%, respectively, during the fiscal year. A recent catalyst for the rise in energy commodity prices was Iran’s disruption of tanker traffic in the Strait of Hormuz, the lone seaborne export route from the Persian Gulf through which an estimated one-fifth of the world’s crude oil and liquefied natural gas supplies are transported.

NOTABLE DETRACTOR TO PERFORMANCE

The Progressive Corporation - Progressive is an insurance company that focuses on personal and commercial auto coverage as well as specialty property and casualty products. The company is based in Ohio. We believe the shares were lower for two reasons. First, 3Q25 EPS came in roughly 20% below consensus expectations as results were pressured by a $950 million policyholder credit expense related to excess profits in Florida. The credit expense, which arose from lower than expected underwriting losses, was highlighted earlier this year by management but appeared to take investors by surprise. Second, a sell-side analyst cited increasing competition among auto insurers that may lead to lower price increases in 2026.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	GQG Partners Global Quality Equity Fund, Investor Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†
Mar/19	$10,000	$10,000
Jul/19	$10,480	$10,522
Jul/20	$12,480	$11,280
Jul/21	$14,620	$15,022
Mar/22	$15,514	$14,904
Mar/23	$14,160	$13,795
Mar/24	$20,657	$16,998
Mar/25	$21,002	$18,213
Mar/26	$22,644	$21,858

Since its inception on March 29, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Global Quality Equity Fund, Investor Shares	7.82%	11.58%	12.36%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	20.01%	9.49%	11.60%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,150,353,947	52	$21,792,294	80%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States 64.6%
Canada 5.1%
India 5.1%
United Kingdom 5.1%
France 4.5%
Brazil 4.0%
Switzerland 3.9%
Spain 2.3%
Italy 1.7%
Netherlands 1.0%
United Arab Emirates 0.5%
Japan 0.4%
Other Countries 0.2%

Table Summary
Value	Value
Other Countries	0.2%
Japan	0.4%
United Arab Emirates	0.5%
Netherlands	1.0%
Italy	1.7%
Spain	2.3%
Switzerland	3.9%
Brazil	4.0%
France	4.5%
United Kingdom	5.1%
India	5.1%
Canada	5.1%
United States	64.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Philip Morris International	6.4%
Verizon Communications	4.3%
AT&T	4.2%
American Electric Power	3.9%
TotalEnergies	3.8%
Altria Group	3.7%
Progressive	3.4%
Johnson & Johnson	3.3%
Enbridge	3.2%
Cigna Group	2.9%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Equity Fund / Investor Shares - GQRPX

Annual Shareholder Report: March 31, 2026

GQRPX-AR-2026

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Equity Fund

Institutional Shares - GQRIX

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about Institutional Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, Institutional Shares	$73	0.70%

How did the Fund perform in the last year?

On a sector basis, the largest detractors to relative performance were stock selection in Financials and Communication Services, as well as an overweight to Consumer Staples. The largest contributors to relative performance were an overweight to Energy, an underweight to Consumer Discretionary, and an overweight to Utilities. On a country basis, the largest detractors to relative performance were stock selection in the United States, an overweight to India, and an underweight to South Korea. The largest contributors to relative performance were stock selection in France, an overweight to Brazil, and an underweight to China.

During the period, we increased exposure to the Consumer Staples sector and reduced exposure to Information Technology.

NOTABLE CONTRIBUTOR TO PERFORMANCE

TotalEnergies SE - Total is an oil and gas producer with additional operations in liquefied natural gas (LNG), renewable energy sources, refining, and petrochemicals. The company is headquartered in France. The stock reacted favorably to increasing margins in its refining operations as sanctions disrupted exports from Russia while the near-term futures price of Brent crude oil in the US and natural gas in Europe increased 34% and 25%, respectively, during the fiscal year. A recent catalyst for the rise in energy commodity prices was Iran’s disruption of tanker traffic in the Strait of Hormuz, the lone seaborne export route from the Persian Gulf through which an estimated one-fifth of the world’s crude oil and liquefied natural gas supplies are transported.

NOTABLE DETRACTOR TO PERFORMANCE

The Progressive Corporation - Progressive is an insurance company that focuses on personal and commercial auto coverage as well as specialty property and casualty products. The company is based in Ohio. We believe the shares were lower for two reasons. First, 3Q25 EPS came in roughly 20% below consensus expectations as results were pressured by a $950 million policyholder credit expense related to excess profits in Florida. The credit expense, which arose from lower than expected underwriting losses, was highlighted earlier this year by management but appeared to take investors by surprise. Second, a sell-side analyst cited increasing competition among auto insurers that may lead to lower price increases in 2026.

How did the Fund perform since inception?

Total Return Based on $500,000 Investment

Table Summary
	GQG Partners Global Quality Equity Fund, Institutional Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†
Mar/19	$500,000	$500,000
Jul/19	$524,000	$526,112
Jul/20	$625,222	$563,985
Jul/21	$733,573	$751,120
Mar/22	$779,234	$745,184
Mar/23	$712,863	$689,759
Mar/24	$1,042,148	$849,894
Mar/25	$1,061,293	$910,662
Mar/26	$1,146,715	$1,092,888

Since its inception on March 29, 2019. The line graph represents historical performance of a hypothetical investment of $500,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Global Quality Equity Fund, Institutional Shares	8.05%	11.80%	12.57%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	20.01%	9.49%	11.60%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,150,353,947	52	$21,792,294	80%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	0.2%
Japan	0.4%
United Arab Emirates	0.5%
Netherlands	1.0%
Italy	1.7%
Spain	2.3%
Switzerland	3.9%
Brazil	4.0%
France	4.5%
United Kingdom	5.1%
India	5.1%
Canada	5.1%
United States	64.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Philip Morris International	6.4%
Verizon Communications	4.3%
AT&T	4.2%
American Electric Power	3.9%
TotalEnergies	3.8%
Altria Group	3.7%
Progressive	3.4%
Johnson & Johnson	3.3%
Enbridge	3.2%
Cigna Group	2.9%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Equity Fund / Institutional Shares - GQRIX

Annual Shareholder Report: March 31, 2026

GQRIX-AR-2026

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Equity Fund

R6 Shares - GQRRX

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about R6 Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, R6 Shares	$73	0.70%

How did the Fund perform in the last year?

On a sector basis, the largest detractors to relative performance were stock selection in Financials and Communication Services, as well as an overweight to Consumer Staples. The largest contributors to relative performance were an overweight to Energy, an underweight to Consumer Discretionary, and an overweight to Utilities. On a country basis, the largest detractors to relative performance were stock selection in the United States, an overweight to India, and an underweight to South Korea. The largest contributors to relative performance were stock selection in France, an overweight to Brazil, and an underweight to China.

During the period, we increased exposure to the Consumer Staples sector and reduced exposure to Information Technology.

NOTABLE CONTRIBUTOR TO PERFORMANCE

TotalEnergies SE - Total is an oil and gas producer with additional operations in liquefied natural gas (LNG), renewable energy sources, refining, and petrochemicals. The company is headquartered in France. The stock reacted favorably to increasing margins in its refining operations as sanctions disrupted exports from Russia while the near-term futures price of Brent crude oil in the US and natural gas in Europe increased 34% and 25%, respectively, during the fiscal year. A recent catalyst for the rise in energy commodity prices was Iran’s disruption of tanker traffic in the Strait of Hormuz, the lone seaborne export route from the Persian Gulf through which an estimated one-fifth of the world’s crude oil and liquefied natural gas supplies are transported.

NOTABLE DETRACTOR TO PERFORMANCE

The Progressive Corporation - Progressive is an insurance company that focuses on personal and commercial auto coverage as well as specialty property and casualty products. The company is based in Ohio. We believe the shares were lower for two reasons. First, 3Q25 EPS came in roughly 20% below consensus expectations as results were pressured by a $950 million policyholder credit expense related to excess profits in Florida. The credit expense, which arose from lower than expected underwriting losses, was highlighted earlier this year by management but appeared to take investors by surprise. Second, a sell-side analyst cited increasing competition among auto insurers that may lead to lower price increases in 2026.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	GQG Partners Global Quality Equity Fund, R6 Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†
Mar/19	$10,000	$10,000
Jul/19	$10,480	$10,522
Jul/20	$12,504	$11,280
Jul/21	$14,661	$15,022
Mar/22	$15,575	$14,904
Mar/23	$14,257	$13,795
Mar/24	$20,833	$16,998
Mar/25	$21,215	$18,213
Mar/26	$22,924	$21,858

Since its inception on March 29, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Global Quality Equity Fund, R6 Shares	8.05%	11.79%	12.56%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	20.01%	9.49%	11.60%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,150,353,947	52	$21,792,294	80%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	0.2%
Japan	0.4%
United Arab Emirates	0.5%
Netherlands	1.0%
Italy	1.7%
Spain	2.3%
Switzerland	3.9%
Brazil	4.0%
France	4.5%
United Kingdom	5.1%
India	5.1%
Canada	5.1%
United States	64.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Philip Morris International	6.4%
Verizon Communications	4.3%
AT&T	4.2%
American Electric Power	3.9%
TotalEnergies	3.8%
Altria Group	3.7%
Progressive	3.4%
Johnson & Johnson	3.3%
Enbridge	3.2%
Cigna Group	2.9%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Equity Fund / R6 Shares - GQRRX

Annual Shareholder Report: March 31, 2026

GQRRX-AR-2026

The Advisors' Inner Circle Fund III

GQG Partners US Select Quality Equity Fund

Investor Shares - GQEPX

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about Investor Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, Investor Shares	$73	0.71%

How did the Fund perform in the last year?

On a sector basis, the largest detractors to relative performance were stock selection in Communication Services, an underweight to Information Technology, and stock selection in Financials. The largest contributors to relative performance were an overweight to Energy, stock selection in Consumer Staples, and an overweight to Communication Services.

During the period, we increased exposure to the Utilities sector and reduced exposure to Information Technology.

NOTABLE CONTRIBUTOR TO PERFORMANCE

Johnson & Johnson - Johnson & Johnson is a diversified healthcare company that makes a variety of pharmaceuticals and medical devices. The company is based in New Jersey. We believe sentiment toward the stock improved for three reasons. First, J&J reported a series of solid quarterly financial results with revenue and EPS consistently beating the consensus forecasts. Second, the company reported best-in-class efficacy of a psoriasis pill that is still seeking regulatory approval. Third, J&J announced a deal to purchase Halda Therapeutics, a biotechnology company with a platform to develop oral therapies for multiple types of solid tumors, including prostate cancer.

NOTABLE DETRACTOR TO PERFORMANCE

The Progressive Corporation  - Progressive is an insurance company that focuses on personal and commercial auto coverage as well as specialty property and casualty products. The company is based in Ohio. We believe the shares were lower for two reasons. First, 3Q25 EPS came in roughly 20% below consensus expectations as results were pressured by a $950 million policyholder credit expense related to excess profits in Florida. The credit expense, which arose from lower than expected underwriting losses, was highlighted earlier this year by management but appeared to take investors by surprise. Second, a sell-side analyst cited increasing competition among auto insurers that may lead to lower price increases in 2026.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	GQG Partners US Select Quality Equity Fund, Investor Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Sep/18	$10,000	$10,000
Jul/19	$10,720	$10,458
Jul/20	$13,466	$11,708
Jul/21	$16,641	$15,975
Mar/22	$18,249	$16,625
Mar/23	$16,317	$15,340
Mar/24	$24,247	$19,924
Mar/25	$25,295	$21,568
Mar/26	$26,663	$25,408

Since its inception on September 28, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners US Select Quality Equity Fund, Investor Shares	5.41%	12.58%	13.95%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	13.14%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,895,184,645	32	$15,938,674	99%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Financials
19.7%
Utilities
19.5%
Energy
18.7%
Consumer Staples
17.3%
Health Care
12.0%
Communication Services
11.7%

Table Summary
Value	Value
Communication Services	11.7%
Health Care	12.0%
Consumer Staples	17.3%
Energy	18.7%
Utilities	19.5%
Financials	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
AT&T	6.1%
Verizon Communications	5.6%
Philip Morris International	5.5%
Johnson & Johnson	4.7%
Altria Group	4.3%
Progressive	4.2%
Occidental Petroleum	4.2%
American Electric Power	3.9%
Cigna Group	3.8%
Allstate	3.6%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners US Select Quality Equity Fund / Investor Shares - GQEPX

Annual Shareholder Report: March 31, 2026

GQEPX-AR-2026

The Advisors' Inner Circle Fund III

GQG Partners US Select Quality Equity Fund

Institutional Shares - GQEIX

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about Institutional Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, Institutional Shares	$50	0.49%

How did the Fund perform in the last year?

On a sector basis, the largest detractors to relative performance were stock selection in Communication Services, an underweight to Information Technology, and stock selection in Financials. The largest contributors to relative performance were an overweight to Energy, stock selection in Consumer Staples, and an overweight to Communication Services.

During the period, we increased exposure to the Utilities sector and reduced exposure to Information Technology.

NOTABLE CONTRIBUTOR TO PERFORMANCE

Johnson & Johnson - Johnson & Johnson is a diversified healthcare company that makes a variety of pharmaceuticals and medical devices. The company is based in New Jersey. We believe sentiment toward the stock improved for three reasons. First, J&J reported a series of solid quarterly financial results with revenue and EPS consistently beating the consensus forecasts. Second, the company reported best-in-class efficacy of a psoriasis pill that is still seeking regulatory approval. Third, J&J announced a deal to purchase Halda Therapeutics, a biotechnology company with a platform to develop oral therapies for multiple types of solid tumors, including prostate cancer.

NOTABLE DETRACTOR TO PERFORMANCE

The Progressive Corporation  - Progressive is an insurance company that focuses on personal and commercial auto coverage as well as specialty property and casualty products. The company is based in Ohio. We believe the shares were lower for two reasons. First, 3Q25 EPS came in roughly 20% below consensus expectations as results were pressured by a $950 million policyholder credit expense related to excess profits in Florida. The credit expense, which arose from lower than expected underwriting losses, was highlighted earlier this year by management but appeared to take investors by surprise. Second, a sell-side analyst cited increasing competition among auto insurers that may lead to lower price increases in 2026.

How did the Fund perform since inception?

Total Return Based on $500,000 Investment

Table Summary
	GQG Partners US Select Quality Equity Fund, Institutional Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Sep/18	$500,000	$500,000
Jul/19	$536,630	$522,891
Jul/20	$674,626	$585,416
Jul/21	$834,457	$798,772
Mar/22	$915,600	$831,250
Mar/23	$820,375	$767,007
Mar/24	$1,221,529	$996,198
Mar/25	$1,277,410	$1,078,401
Mar/26	$1,349,123	$1,270,394

Since its inception on September 28, 2018. The line graph represents historical performance of a hypothetical investment of $500,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners US Select Quality Equity Fund, Institutional Shares	5.61%	12.77%	14.13%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	13.14%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,895,184,645	32	$15,938,674	99%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Communication Services	11.7%
Health Care	12.0%
Consumer Staples	17.3%
Energy	18.7%
Utilities	19.5%
Financials	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
AT&T	6.1%
Verizon Communications	5.6%
Philip Morris International	5.5%
Johnson & Johnson	4.7%
Altria Group	4.3%
Progressive	4.2%
Occidental Petroleum	4.2%
American Electric Power	3.9%
Cigna Group	3.8%
Allstate	3.6%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners US Select Quality Equity Fund / Institutional Shares - GQEIX

Annual Shareholder Report: March 31, 2026

GQEIX-AR-2026

The Advisors' Inner Circle Fund III

GQG Partners US Select Quality Equity Fund

R6 Shares - GQERX

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about R6 Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, R6 Shares	$50	0.49%

How did the Fund perform in the last year?

On a sector basis, the largest detractors to relative performance were stock selection in Communication Services, an underweight to Information Technology, and stock selection in Financials. The largest contributors to relative performance were an overweight to Energy, stock selection in Consumer Staples, and an overweight to Communication Services.

During the period, we increased exposure to the Utilities sector and reduced exposure to Information Technology.

NOTABLE CONTRIBUTOR TO PERFORMANCE

Johnson & Johnson - Johnson & Johnson is a diversified healthcare company that makes a variety of pharmaceuticals and medical devices. The company is based in New Jersey. We believe sentiment toward the stock improved for three reasons. First, J&J reported a series of solid quarterly financial results with revenue and EPS consistently beating the consensus forecasts. Second, the company reported best-in-class efficacy of a psoriasis pill that is still seeking regulatory approval. Third, J&J announced a deal to purchase Halda Therapeutics, a biotechnology company with a platform to develop oral therapies for multiple types of solid tumors, including prostate cancer.

NOTABLE DETRACTOR TO PERFORMANCE

The Progressive Corporation  - Progressive is an insurance company that focuses on personal and commercial auto coverage as well as specialty property and casualty products. The company is based in Ohio. We believe the shares were lower for two reasons. First, 3Q25 EPS came in roughly 20% below consensus expectations as results were pressured by a $950 million policyholder credit expense related to excess profits in Florida. The credit expense, which arose from lower than expected underwriting losses, was highlighted earlier this year by management but appeared to take investors by surprise. Second, a sell-side analyst cited increasing competition among auto insurers that may lead to lower price increases in 2026.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	GQG Partners US Select Quality Equity Fund, R6 Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Sep/18	$10,000	$10,000
Jul/19	$10,743	$10,458
Jul/20	$13,493	$11,708
Jul/21	$16,699	$15,975
Mar/22	$18,322	$16,625
Mar/23	$16,418	$15,340
Mar/24	$24,441	$19,924
Mar/25	$25,559	$21,568
Mar/26	$26,994	$25,408

Since its inception on September 28, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners US Select Quality Equity Fund, R6 Shares	5.61%	12.78%	14.14%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	13.14%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,895,184,645	32	$15,938,674	99%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Communication Services	11.7%
Health Care	12.0%
Consumer Staples	17.3%
Energy	18.7%
Utilities	19.5%
Financials	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
AT&T	6.1%
Verizon Communications	5.6%
Philip Morris International	5.5%
Johnson & Johnson	4.7%
Altria Group	4.3%
Progressive	4.2%
Occidental Petroleum	4.2%
American Electric Power	3.9%
Cigna Group	3.8%
Allstate	3.6%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners US Select Quality Equity Fund / R6 Shares - GQERX

Annual Shareholder Report: March 31, 2026

GQERX-AR-2026

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Value Fund

Investor Shares - GQFPX

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about Investor Shares of the GQG Partners Global Quality Value Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Value Fund, Investor Shares	$84	0.76%

How did the Fund perform in the last year?

On a sector basis, the largest contributors to relative performance were an overweight to Energy, as well as stock selection in Consumer Staples and Energy. The largest detractors to relative performance were overweight to Consumer Staples, as well as underweights to Information Technology and Industrials. On a country basis, the largest contributors to relative performance were an overweight to Brazil, an underweight to the United States, and stock selection in Italy. The largest detractors to relative performance were stock selection in the United Kingdom, an underweight to South Korea, and stock selection in Canada.

During the period, we increased exposure to the Utilities sector and reduced exposure to Financials.

NOTABLE CONTRIBUTOR TO PERFORMANCE

British American Tobacco p.l.c. - British American Tobacco is a London based manufacturer of tobacco and nicotine products to consumers worldwide. Their primary brands include Newport and Camel in the U.S. as well as Dunhill, Kent, Pall Mall, Lucky Strike, and Rothmans. For the first six months of 2025, BAT reported organic revenue growth and operating profit that were ahead of the consensus forecasts. Due to solid growth in their next generation products, the company guided the analyst community higher in terms of total sales for the second half of that year. In 2026, BAT’s nicotine pouch product Velo continued to demonstrate industry-leading growth in volumes and sales.

NOTABLE DETRACTOR TO PERFORMANCE

ITC Limited - ITC is a conglomerate with a portfolio of businesses including tobacco, packaged foods, agricultural products, and paper and packaging. The company is based in India. The stock sold off following India’s largest increase in cigarette taxes in 15 years, which is expected to lead to a high single-digit decline in cigarette volumes and significant reductions in sell-side EPS estimates.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	GQG Partners Global Quality Value Fund, Investor Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI ACWI Value (USD) (NR)Footnote Reference*Footnote Reference†	MSCI ACWI High Dividend Yield Index (USD) (NR)Footnote Reference*Footnote Reference†
Jun/21	$10,000	$10,000	$10,000	$10,000
Mar/22	$10,569	$9,989	$10,381	$10,260
Mar/23	$10,410	$9,246	$9,810	$9,774
Mar/24	$12,858	$11,393	$11,576	$11,024
Mar/25	$13,873	$12,208	$12,571	$11,933
Mar/26	$16,709	$14,650	$14,808	$14,130

Since its inception on June 30, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/global-quality-value-fund for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners Global Quality Value Fund, Investor Shares	20.44%	11.40%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	20.01%	8.37%
MSCI ACWI Value (USD) (NR)Footnote Reference*Footnote Reference†	17.79%	8.61%
MSCI ACWI High Dividend Yield Index (USD) (NR)Footnote Reference*Footnote Reference†	18.40%	7.54%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$219,779,770	46	$738,483	35%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States 42.6%
United Kingdom 10.6%
Brazil 9.2%
Italy 6.3%
France 5.1%
Canada 4.3%
Spain 4.1%
Switzerland 3.4%
United Arab Emirates 2.8%
Germany 2.5%
Japan 2.4%
India 1.4%
Other Countries 0.7%

Table Summary
Value	Value
Other Countries	0.7%
India	1.4%
Japan	2.4%
Germany	2.5%
United Arab Emirates	2.8%
Switzerland	3.4%
Spain	4.1%
Canada	4.3%
France	5.1%
Italy	6.3%
Brazil	9.2%
United Kingdom	10.6%
United States	42.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
British American Tobacco PLC	5.7%
Petroleo Brasileiro - Petrobras ADR	5.7%
Philip Morris International	5.2%
American Electric Power	4.5%
AT&T	4.2%
Altria Group	3.9%
Enbridge	3.9%
Verizon Communications	3.8%
TotalEnergies	3.4%
Eni ADR	3.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/global-quality-value-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Value Fund / Investor Shares - GQFPX

Annual Shareholder Report: March 31, 2026

GQFPX-AR-2026

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Value Fund

Institutional Shares - GQFIX

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about Institutional Shares of the GQG Partners Global Quality Value Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Value Fund, Institutional Shares	$65	0.59%

How did the Fund perform in the last year?

On a sector basis, the largest contributors to relative performance were an overweight to Energy, as well as stock selection in Consumer Staples and Energy. The largest detractors to relative performance were overweight to Consumer Staples, as well as underweights to Information Technology and Industrials. On a country basis, the largest contributors to relative performance were an overweight to Brazil, an underweight to the United States, and stock selection in Italy. The largest detractors to relative performance were stock selection in the United Kingdom, an underweight to South Korea, and stock selection in Canada.

During the period, we increased exposure to the Utilities sector and reduced exposure to Financials.

NOTABLE CONTRIBUTOR TO PERFORMANCE

British American Tobacco p.l.c. - British American Tobacco is a London based manufacturer of tobacco and nicotine products to consumers worldwide. Their primary brands include Newport and Camel in the U.S. as well as Dunhill, Kent, Pall Mall, Lucky Strike, and Rothmans. For the first six months of 2025, BAT reported organic revenue growth and operating profit that were ahead of the consensus forecasts. Due to solid growth in their next generation products, the company guided the analyst community higher in terms of total sales for the second half of that year. In 2026, BAT’s nicotine pouch product Velo continued to demonstrate industry-leading growth in volumes and sales.

NOTABLE DETRACTOR TO PERFORMANCE

ITC Limited - ITC is a conglomerate with a portfolio of businesses including tobacco, packaged foods, agricultural products, and paper and packaging. The company is based in India. The stock sold off following India’s largest increase in cigarette taxes in 15 years, which is expected to lead to a high single-digit decline in cigarette volumes and significant reductions in sell-side EPS estimates.

How did the Fund perform since inception?

Total Return Based on $500,000 Investment

Table Summary
	GQG Partners Global Quality Value Fund, Institutional Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI ACWI Value (USD) (NR)Footnote Reference*Footnote Reference†	MSCI ACWI High Dividend Yield Index (USD) (NR)Footnote Reference*Footnote Reference†
Jun/21	$500,000	$500,000	$500,000	$500,000
Mar/22	$528,476	$499,467	$519,045	$512,977
Mar/23	$520,766	$462,317	$490,483	$488,675
Mar/24	$643,560	$569,649	$578,811	$551,204
Mar/25	$695,710	$610,380	$628,574	$596,672
Mar/26	$840,120	$732,518	$740,414	$706,488

Since its inception on June 30, 2021. The line graph represents historical performance of a hypothetical investment of $500,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/global-quality-value-fund for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners Global Quality Value Fund, Institutional Shares	20.76%	11.54%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	20.01%	8.37%
MSCI ACWI Value (USD) (NR)Footnote Reference*Footnote Reference†	17.79%	8.61%
MSCI ACWI High Dividend Yield Index (USD) (NR)Footnote Reference*Footnote Reference†	18.40%	7.54%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$219,779,770	46	$738,483	35%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	0.7%
India	1.4%
Japan	2.4%
Germany	2.5%
United Arab Emirates	2.8%
Switzerland	3.4%
Spain	4.1%
Canada	4.3%
France	5.1%
Italy	6.3%
Brazil	9.2%
United Kingdom	10.6%
United States	42.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
British American Tobacco PLC	5.7%
Petroleo Brasileiro - Petrobras ADR	5.7%
Philip Morris International	5.2%
American Electric Power	4.5%
AT&T	4.2%
Altria Group	3.9%
Enbridge	3.9%
Verizon Communications	3.8%
TotalEnergies	3.4%
Eni ADR	3.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/global-quality-value-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Value Fund / Institutional Shares - GQFIX

Annual Shareholder Report: March 31, 2026

GQFIX-AR-2026

The Advisors' Inner Circle Fund III

GQG Partners International Quality Value Fund

Investor Shares - GQJPX

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about Investor Shares of the GQG Partners International Quality Value Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/international-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners International Quality Value Fund, Investor Shares	$83	0.76%

How did the Fund perform in the last year?

On a sector basis, the largest detractors to relative performance were an overweight to Consumer Staples, stock selection in Industrials, and an underweight to Information Technology. The largest contributors to relative performance were an overweight to Energy, an underweight to Consumer Discretionary, and stock selection in Consumer Staples. On a country basis, the largest detractors to relative performance were an underweight to South Korea, an overweight to the United States, and stock selection in the United Kingdom. The largest contributors to relative performance were an overweight to Brazil, as well as underweights to China and Saudi Arabia.

During the period, we increased exposure to the Consumer Staples sector and reduced exposure to Financials.

NOTABLE CONTRIBUTOR TO PERFORMANCE

British American Tobacco p.l.c. - British American Tobacco is a London based manufacturer of tobacco and nicotine products to consumers worldwide. Their primary brands include Newport and Camel in the U.S. as well as Dunhill, Kent, Pall Mall, Lucky Strike, and Rothmans. For the first six months of 2025, BAT reported organic revenue growth and operating profit that were ahead of the consensus forecasts. Due to solid growth in their next generation products, the company guided the analyst community higher in terms of total sales for the second half of that year. In 2026, BAT’s nicotine pouch product Velo continued to demonstrate industry-leading growth in volumes and sales.

NOTABLE DETRACTOR TO PERFORMANCE

ITC Limited - ITC is a conglomerate with a portfolio of businesses including tobacco, packaged foods, agricultural products, and paper and packaging. The company is based in India. The stock sold off following India’s largest increase in cigarette taxes in 15 years, which is expected to lead to a high single-digit decline in cigarette volumes and significant reductions in sell-side EPS estimates.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	GQG Partners International Quality Value Fund, Investor Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI ACWI ex USA Value Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI ACWI ex USA High Dividend Yield Index (USD) (NR)Footnote Reference*Footnote Reference†
Jun/21	$10,000	$10,000	$10,000	$10,000
Mar/22	$9,755	$9,340	$9,902	$10,253
Mar/23	$9,146	$8,867	$9,506	$9,946
Mar/24	$11,353	$10,042	$10,964	$11,256
Mar/25	$12,782	$10,653	$12,209	$12,835
Mar/26	$15,231	$13,307	$16,012	$15,767

Since its inception on June 30, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/international-quality-value-fund for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners International Quality Value Fund, Investor Shares	19.16%	9.26%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	24.91%	6.20%
MSCI ACWI ex USA Value Index (USD) (NR)Footnote Reference*Footnote Reference†	31.15%	10.41%
MSCI ACWI ex USA High Dividend Yield Index (USD) (NR)Footnote Reference*Footnote Reference†	22.85%	10.05%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$685,923,037	60	$3,174,092	50%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United Kingdom
18.9%
Brazil
11.7%
Switzerland
7.2%
Germany
6.4%
Canada
6.2%
France
6.1%
United States
5.0%
India
4.3%
Italy
4.2%
Spain
4.0%
Japan
3.3%
Singapore
2.8%
Other Countries
15.4%

Table Summary
Value	Value
Other Countries	15.4%
Singapore	2.8%
Japan	3.3%
Spain	4.0%
Italy	4.2%
India	4.3%
United States	5.0%
France	6.1%
Canada	6.2%
Germany	6.4%
Switzerland	7.2%
Brazil	11.7%
United Kingdom	18.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
British American Tobacco PLC	6.9%
Philip Morris International	5.0%
TotalEnergies	3.6%
Imperial Brands PLC	3.2%
Novartis	3.1%
Iberdrola	3.0%
Petroleo Brasileiro - Petrobras ADR	3.0%
Enbridge	2.9%
Nestle	2.7%
Enel	2.6%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/international-quality-value-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners International Quality Value Fund / Investor Shares - GQJPX

Annual Shareholder Report: March 31, 2026

GQJPX-AR-2026

The Advisors' Inner Circle Fund III

GQG Partners International Quality Value Fund

Institutional Shares - GQJIX

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about Institutional Shares of the GQG Partners International Quality Value Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/international-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners International Quality Value Fund, Institutional Shares	$65	0.59%

How did the Fund perform in the last year?

On a sector basis, the largest detractors to relative performance were an overweight to Consumer Staples, stock selection in Industrials, and an underweight to Information Technology. The largest contributors to relative performance were an overweight to Energy, an underweight to Consumer Discretionary, and stock selection in Consumer Staples. On a country basis, the largest detractors to relative performance were an underweight to South Korea, an overweight to the United States, and stock selection in the United Kingdom. The largest contributors to relative performance were an overweight to Brazil, as well as underweights to China and Saudi Arabia.

During the period, we increased exposure to the Consumer Staples sector and reduced exposure to Financials.

NOTABLE CONTRIBUTOR TO PERFORMANCE

British American Tobacco p.l.c. - British American Tobacco is a London based manufacturer of tobacco and nicotine products to consumers worldwide. Their primary brands include Newport and Camel in the U.S. as well as Dunhill, Kent, Pall Mall, Lucky Strike, and Rothmans. For the first six months of 2025, BAT reported organic revenue growth and operating profit that were ahead of the consensus forecasts. Due to solid growth in their next generation products, the company guided the analyst community higher in terms of total sales for the second half of that year. In 2026, BAT’s nicotine pouch product Velo continued to demonstrate industry-leading growth in volumes and sales.

NOTABLE DETRACTOR TO PERFORMANCE

ITC Limited - ITC is a conglomerate with a portfolio of businesses including tobacco, packaged foods, agricultural products, and paper and packaging. The company is based in India. The stock sold off following India’s largest increase in cigarette taxes in 15 years, which is expected to lead to a high single-digit decline in cigarette volumes and significant reductions in sell-side EPS estimates.

How did the Fund perform since inception?

Total Return Based on $500,000 Investment

Table Summary
	GQG Partners International Quality Value Fund, Institutional Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI ACWI ex USA Value Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI ACWI ex USA High Dividend Yield Index (USD) (NR)Footnote Reference*Footnote Reference†
Jun/21	$500,000	$500,000	$500,000	$500,000
Mar/22	$487,772	$467,006	$495,110	$512,649
Mar/23	$457,495	$443,325	$475,296	$497,310
Mar/24	$568,607	$502,101	$548,224	$562,801
Mar/25	$641,280	$532,658	$610,457	$641,733
Mar/26	$765,457	$665,369	$800,602	$788,374

Since its inception on June 30, 2021. The line graph represents historical performance of a hypothetical investment of $500,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/international-quality-value-fund for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners International Quality Value Fund, Institutional Shares	19.36%	9.37%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	24.91%	6.20%
MSCI ACWI ex USA Value Index (USD) (NR)Footnote Reference*Footnote Reference†	31.15%	10.41%
MSCI ACWI ex USA High Dividend Yield Index (USD) (NR)Footnote Reference*Footnote Reference†	22.85%	10.05%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$685,923,037	60	$3,174,092	50%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	15.4%
Singapore	2.8%
Japan	3.3%
Spain	4.0%
Italy	4.2%
India	4.3%
United States	5.0%
France	6.1%
Canada	6.2%
Germany	6.4%
Switzerland	7.2%
Brazil	11.7%
United Kingdom	18.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
British American Tobacco PLC	6.9%
Philip Morris International	5.0%
TotalEnergies	3.6%
Imperial Brands PLC	3.2%
Novartis	3.1%
Iberdrola	3.0%
Petroleo Brasileiro - Petrobras ADR	3.0%
Enbridge	2.9%
Nestle	2.7%
Enel	2.6%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/international-quality-value-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners International Quality Value Fund / Institutional Shares - GQJIX

Annual Shareholder Report: March 31, 2026

GQJIX-AR-2026

The Advisors' Inner Circle Fund III

GQG Partners US Quality Value Fund

Investor Shares - GQHPX

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about Investor Shares of the GQG Partners US Quality Value Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Quality Value Fund, Investor Shares	$68	0.64%

How did the Fund perform in the last year?

On a sector basis, the largest contributors to relative performance were an overweight to Energy, stock selection in Communication Services, and an overweight to Utilities. The largest detractors to relative performance were an underweight to Information Technology, as well as stock selection in Financials and Utilities.

During the period, we increased exposure to the Energy sector and reduced exposure to Financials.

NOTABLE CONTRIBUTOR TO PERFORMANCE

Valero Energy Corporation - Valero is a petroleum refiner that produces gasoline, diesel, and jet fuel as well as petrochemicals and lubricants. The company is based in Texas. The stock rallied during the fiscal year due to strong demand for diesel and jet fuel, high utilization rates driven by tight global refinery capacity in the wake of drone strikes in Russia, and better than expected operating margins.

NOTABLE DETRACTOR TO PERFORMANCE

ONEOK, Inc.  - ONEOK, Inc. operates pipelines to transport natural gas and natural gas liquids (NGLs) in the United States. The company is headquartered in Oklahoma. During our holding period in 2Q25, the stock declined on concerns about the stability of energy demand while the US negotiated new tariffs with its trade partners.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	GQG Partners US Quality Value Fund, Investor Shares	S&P 500 Index (USD) (TR)Footnote Reference*	MSCI USA Value (USD) (NR)Footnote Reference†	MSCI USA High Dividend Yield Index (USD) (NR)Footnote Reference†	Russell 1000 Index (USD) (TR)Footnote Reference*
Jun/21	$10,000	$10,000	$10,000	$10,000	$10,000
Mar/22	$11,857	$10,654	$10,717	$10,645	$10,436
Mar/23	$11,583	$9,830	$10,010	$10,233	$9,560
Mar/24	$13,470	$12,768	$11,957	$11,798	$12,416
Mar/25	$15,056	$13,821	$12,810	$12,622	$13,387
Mar/26	$16,843	$16,282	$14,178	$14,179	$15,762

Since its inception on June 30, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/us-quality-value-fund for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners US Quality Value Fund, Investor Shares	11.87%	11.59%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	10.80%
MSCI USA Value (USD) (NR)Footnote Reference†	10.68%	7.62%
MSCI USA High Dividend Yield Index (USD) (NR)Footnote Reference†	12.34%	7.62%
Russell 1000 Index (USD) (TR)Footnote Reference*	17.74%	10.05%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$263,268,359	36	$936,449	43%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Energy
21.6%
Utilities
20.5%
Consumer Staples
17.2%
Financials
13.7%
Communication Services
12.6%
Health Care
11.9%

Table Summary
Value	Value
Health Care	11.9%
Communication Services	12.6%
Financials	13.7%
Consumer Staples	17.2%
Utilities	20.5%
Energy	21.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Verizon Communications	6.4%
AT&T	6.2%
Philip Morris International	5.0%
Altria Group	4.9%
Enbridge	4.9%
American Electric Power	4.1%
Exxon Mobil	4.0%
CME Group, Cl A	4.0%
Chevron	3.5%
Johnson & Johnson	3.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/us-quality-value-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners US Quality Value Fund / Investor Shares - GQHPX

Annual Shareholder Report: March 31, 2026

GQHPX-AR-2026

The Advisors' Inner Circle Fund III

GQG Partners US Quality Value Fund

Institutional Shares - GQHIX

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about Institutional Shares of the GQG Partners US Quality Value Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Quality Value Fund, Institutional Shares	$52	0.49%

How did the Fund perform in the last year?

On a sector basis, the largest contributors to relative performance were an overweight to Energy, stock selection in Communication Services, and an overweight to Utilities. The largest detractors to relative performance were an underweight to Information Technology, as well as stock selection in Financials and Utilities.

During the period, we increased exposure to the Energy sector and reduced exposure to Financials.

NOTABLE CONTRIBUTOR TO PERFORMANCE

Valero Energy Corporation - Valero is a petroleum refiner that produces gasoline, diesel, and jet fuel as well as petrochemicals and lubricants. The company is based in Texas. The stock rallied during the fiscal year due to strong demand for diesel and jet fuel, high utilization rates driven by tight global refinery capacity in the wake of drone strikes in Russia, and better than expected operating margins.

NOTABLE DETRACTOR TO PERFORMANCE

ONEOK, Inc.  - ONEOK, Inc. operates pipelines to transport natural gas and natural gas liquids (NGLs) in the United States. The company is headquartered in Oklahoma. During our holding period in 2Q25, the stock declined on concerns about the stability of energy demand while the US negotiated new tariffs with its trade partners.

How did the Fund perform since inception?

Total Return Based on $500,000 Investment

Table Summary
	GQG Partners US Quality Value Fund, Institutional Shares	S&P 500 Index (USD) (TR)Footnote Reference*	MSCI USA Value (USD) (NR)Footnote Reference†	MSCI USA High Dividend Yield Index (USD) (NR)Footnote Reference†	Russell 1000 Index (USD) (TR)Footnote Reference*
Jun/21	$500,000	$500,000	$500,000	$500,000	$500,000
Mar/22	$592,832	$532,690	$535,840	$532,235	$521,806
Mar/23	$579,384	$491,522	$500,502	$511,668	$478,009
Mar/24	$674,928	$638,394	$597,829	$589,894	$620,780
Mar/25	$755,253	$691,072	$640,523	$631,078	$669,330
Mar/26	$845,557	$814,107	$708,914	$708,928	$788,098

Since its inception on June 30, 2021. The line graph represents historical performance of a hypothetical investment of $500,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/us-quality-value-fund for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners US Quality Value Fund, Institutional Shares	11.96%	11.69%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	10.80%
MSCI USA Value (USD) (NR)Footnote Reference†	10.68%	7.62%
MSCI USA High Dividend Yield Index (USD) (NR)Footnote Reference†	12.34%	7.62%
Russell 1000 Index (USD) (TR)Footnote Reference*	17.74%	10.05%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$263,268,359	36	$936,449	43%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	11.9%
Communication Services	12.6%
Financials	13.7%
Consumer Staples	17.2%
Utilities	20.5%
Energy	21.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Verizon Communications	6.4%
AT&T	6.2%
Philip Morris International	5.0%
Altria Group	4.9%
Enbridge	4.9%
American Electric Power	4.1%
Exxon Mobil	4.0%
CME Group, Cl A	4.0%
Chevron	3.5%
Johnson & Johnson	3.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/us-quality-value-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners US Quality Value Fund / Institutional Shares - GQHIX

Annual Shareholder Report: March 31, 2026

GQHIX-AR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE March 31, 2026			FYE March 31, 2025
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$733,512	$0	$0	$802,666	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$392,780(2)	$0	$0	$559,700(2)
(d)	All Other Fees	$0	$0	$7,800(3)	$0	$0	$10,530(3)

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Contains tax compliance and consulting services provided to service affiliates of the Funds.

(3)	Non-audit assurance engagements for service affiliates of the Funds.

(e)(1)	The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (PwC):

	FYE March 31, 2026	FYE March 31, 2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	Not applicable.

(g)	The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years ended March 31st were $400,580 and $180,000 respectively.

(h)	During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)	Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4e.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS

MARCH 31, 2026

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	34
Statements of Operations	38
Statements of Changes in Net Assets	40
Financial Highlights	46
Notes to Financial Statements	61
Report of Independent Registered Public Accounting Firm	87
Other Information (Form N-CSR Items 8-11)(Unaudited)	89
Notice to Shareholders (Unaudited)	93

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
MARCH 31, 2026

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.3%

	Shares	Value
AUSTRIA — 0.8%

Financials — 0.8%
Erste Group Bank	1,632,749	$175,822,186

TOTAL AUSTRIA		175,822,186

BELGIUM — 0.3%

Consumer Staples — 0.3%
Anheuser-Busch InBev	1,085,640	74,874,425

TOTAL BELGIUM		74,874,425

BRAZIL — 16.7%

Consumer Staples — 1.4%
Ambev ADR	104,329,033	304,640,777

Energy — 4.6%
Petroleo Brasileiro - Petrobras ADR	47,670,787	989,168,830

Financials — 3.0%
B3 - Brasil Bolsa Balcao	57,525,100	202,694,748
Banco BTG Pactual	40,569,448	439,493,613
		642,188,361

Industrials — 0.9%
Embraer ADR	3,432,286	203,671,851

Materials — 0.7%
Vale ADR, Cl B	8,946,453	142,338,067

Utilities — 6.1%
Axia Energia	38,836,749	435,225,644
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	8,767,170	266,325,070
Cia Paranaense de Energia - Copel	38,777,000	114,653,890
Eneva *	56,313,100	264,745,278
Equatorial	28,824,900	225,821,132
		1,306,771,014

TOTAL BRAZIL		3,588,778,900

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
MARCH 31, 2026

COMMON STOCK — continued

	Shares	Value
CHINA — 3.0%

Communication Services — 2.0%
Tencent Holdings	6,760,100	$426,429,987

Financials — 1.0%
PICC Property & Casualty, Cl H	98,948,000	182,164,540
Ping An Insurance Group of China, Cl H	3,449,000	26,523,483
		208,688,023

TOTAL CHINA		635,118,010

FRANCE — 4.4%

Energy — 4.4%
TotalEnergies	10,311,702	943,364,412

TOTAL FRANCE		943,364,412

GREECE — 1.3%

Financials — 1.3%
Eurobank	24,916,530	99,452,152
National Bank of Greece	11,430,718	176,023,785

TOTAL GREECE		275,475,937

HONG KONG — 2.3%

Financials — 2.3%
AIA Group	45,179,000	502,062,710

TOTAL HONG KONG		502,062,710

HUNGARY — 0.9%

Financials — 0.9%
OTP Bank Nyrt	1,836,325	195,381,292

TOTAL HUNGARY		195,381,292

INDIA — 22.4%

Communication Services — 2.6%
Bharti Airtel	29,247,350	555,798,888

Consumer Discretionary — 0.2%
ITC Hotels *	34,593,347	50,858,422

Consumer Staples — 3.0%
ITC	153,329,896	468,533,558
Patanjali Foods	34,079,440	166,386,152
		634,919,710

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
MARCH 31, 2026

COMMON STOCK — continued

	Shares	Value
INDIA (continued)

Energy — 0.1%
Coal India	4,450,778	$21,279,608

Financials — 5.5%
HDFC Bank	1,845,680	14,457,297
HDFC Bank ADR	8,680,818	215,978,752
ICICI Bank	38,903,783	499,417,734
Power Finance	54,444,794	220,074,176
State Bank of India	21,527,960	224,518,680
		1,174,446,639
Health Care — 1.3%
Sun Pharmaceutical Industries	15,188,223	284,068,564

Industrials — 4.0%
Adani Enterprises	20,550,492	383,184,575
Adani Ports & Special Economic Zone	22,203,008	310,578,503
GMR Airports *	185,057,318	166,799,508
		860,562,586
Materials — 0.9%
JSW Steel	16,584,199	198,829,454

Real Estate — 0.1%
Lodha Developers	1,999,444	14,453,054

Utilities — 4.7%
Adani Energy Solutions *	22,886,433	227,878,083
Adani Green Energy *	30,227,862	259,734,652
Adani Power *	287,691,140	457,869,062
JSW Energy	14,883,456	74,573,786
		1,020,055,583

TOTAL INDIA		4,815,272,508

INDONESIA — 2.2%

Financials — 2.2%
Bank Central Asia	559,050,330	215,950,526
Bank Mandiri Persero	865,605,074	242,977,393
Bank Rakyat Indonesia Persero	122,985,800	24,575,149

TOTAL INDONESIA		483,503,068

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
MARCH 31, 2026

COMMON STOCK — continued

	Shares	Value
ITALY — 0.3%

Energy — 0.3%
Eni	2,176,633	$61,694,835
Eni ADR	49,733	2,815,385

TOTAL ITALY		64,510,220

KAZAKHSTAN — 0.0%

Materials — 0.0%
Solidcore Resources PLC * (A)	939,651	115

TOTAL KAZAKHSTAN		115

MEXICO — 3.0%

Communication Services — 0.9%
America Movil	151,068,600	190,829,665

Financials — 1.3%
Grupo Financiero Banorte, Cl O	25,156,400	276,725,280

Industrials — 0.8%
Grupo Aeroportuario del Pacifico, Cl B	4,488,178	109,814,395
Grupo Aeroportuario del Sureste ADR	205,435	69,052,867
		178,867,262

TOTAL MEXICO		646,422,207

PHILIPPINES — 1.0%

Industrials — 1.0%
International Container Terminal Services	19,167,220	217,305,414

TOTAL PHILIPPINES		217,305,414

POLAND — 0.9%

Financials — 0.9%
Powszechna Kasa Oszczednosci Bank Polski	8,480,951	199,755,443

TOTAL POLAND		199,755,443

RUSSIA — 0.0%

Energy — 0.0%
Gazprom PJSC * (A)	30,141,513	3,707
LUKOIL PJSC * (A)	2,087,971	257
Rosneft Oil PJSC * (A)	23,574,787	2,900
		6,864

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
MARCH 31, 2026

COMMON STOCK — continued

	Shares	Value
RUSSIA (continued)

Materials — 0.0%
GMK Norilskiy Nickel PAO * (A)	1,555,600	$191
Polyus PJSC * (A)	426,420	53
Severstal PAO * (A)	772,406	95

		339

TOTAL RUSSIA		7,203

SAUDI ARABIA — 2.3%

Energy — 1.2%
Saudi Arabian Oil	35,156,945	254,508,241

Financials — 1.1%
Al Rajhi Bank	8,065,854	229,930,968

TOTAL SAUDI ARABIA		484,439,209

SINGAPORE — 3.6%

Communication Services — 2.4%
Singapore Telecommunications	133,298,232	511,484,374

Financials — 1.0%
DBS Group Holdings	5,208,723	230,989,353

Industrials — 0.2%
Singapore Technologies Engineering	5,090,100	43,051,866

TOTAL SINGAPORE		785,525,593

SOUTH AFRICA — 0.6%

Financials — 0.6%
FirstRand	26,553,152	134,375,391

TOTAL SOUTH AFRICA		134,375,391

SOUTH KOREA — 2.1%

Financials — 0.5%
Samsung Fire & Marine Insurance	356,857	106,889,867

Industrials — 1.6%
Hanwha Aerospace	396,050	337,714,484

TOTAL SOUTH KOREA		444,604,351

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
MARCH 31, 2026

COMMON STOCK — continued

	Shares	Value
TAIWAN — 5.8%

Information Technology — 5.8%
Taiwan Semiconductor Manufacturing	21,523,282	$1,244,788,788

TOTAL TAIWAN		1,244,788,788

THAILAND — 1.7%

Financials — 1.7%
Kasikornbank	24,957,600	145,610,892
Krung Thai Bank	209,736,800	224,294,149

TOTAL THAILAND		369,905,041

UNITED ARAB EMIRATES — 5.1%

Energy — 0.9%
Adnoc Gas PLC	227,807,716	200,901,995

Financials — 1.1%
First Abu Dhabi Bank PJSC	47,127,564	223,612,074

Industrials — 2.7%
Alpha Dhabi Holding PJSC	99,297,970	189,819,208
International Holding PJSC *	3,732,439	396,817,067
		586,636,275
Real Estate — 0.4%
Aldar Properties PJSC	35,749,462	77,269,757

TOTAL UNITED ARAB EMIRATES		1,088,420,101

UNITED KINGDOM — 5.7%

Consumer Staples — 2.5%
Coca-Cola HBC	4,169,916	234,019,285
Unilever ADR	5,195,250	295,973,418
		529,992,703
Energy — 3.2%
BP PLC	88,215,900	687,894,750

TOTAL UNITED KINGDOM		1,217,887,453

UNITED STATES — 3.9%

Consumer Staples — 3.9%
Coca-Cola	3,063,085	232,947,614

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
MARCH 31, 2026

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Consumer Staples (continued)
Philip Morris International	3,724,519	$615,811,972
		848,759,586

TOTAL UNITED STATES		848,759,586
Total Common Stock
(Cost $16,251,773,770)		19,436,359,563

PREFERRED STOCK — 6.9%

BRAZIL — 6.9%

Energy — 4.3%
Petroleo Brasileiro - Petrobras (B)	100,069,509	930,950,459

Financials — 2.1%
Itau Unibanco Holding (B)	54,069,634	450,204,940

Utilities — 0.5%
Axia Energia *(B)	10,582,497	114,580,641

TOTAL BRAZIL		1,495,736,040
Total Preferred Stock
(Cost $951,599,962)		1,495,736,040

Total Investments— 97.2%
(Cost $17,203,373,732)		$20,932,095,603

Percentages are based on Net Assets of $21,534,157,663.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND MARCH 31, 2026

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Austria	$—	$175,822,186	$—	$175,822,186
Belgium	—	74,874,425	—	74,874,425
Brazil	3,588,778,900	—	—	3,588,778,900
China	—	635,118,010	—	635,118,010
France	—	943,364,412	—	943,364,412
Greece	—	275,475,937	—	275,475,937
Hong Kong	—	502,062,710	—	502,062,710
Hungary	—	195,381,292	—	195,381,292
India	215,978,752	4,599,293,756	—	4,815,272,508
Indonesia	—	483,503,068	—	483,503,068
Italy	2,815,385	61,694,835	—	64,510,220
Kazakhstan	—	—	115	115
Mexico	646,422,207	—	—	646,422,207
Philippines	—	217,305,414	—	217,305,414
Poland	—	199,755,443	—	199,755,443
Russia	—	—	7,203	7,203
Saudi Arabia	—	484,439,209	—	484,439,209
Singapore	—	785,525,593	—	785,525,593
South Africa	—	134,375,391	—	134,375,391
South Korea	—	444,604,351	—	444,604,351
Taiwan	—	1,244,788,788	—	1,244,788,788
Thailand	—	369,905,041	—	369,905,041
United Arab Emirates	—	1,088,420,101	—	1,088,420,101
United Kingdom	295,973,418	921,914,035	—	1,217,887,453
United States	848,759,586	—	—	848,759,586
Total Common Stock	5,598,728,248	13,837,623,997	7,318	19,436,359,563
Preferred Stock
Brazil	1,495,736,040	—	—	1,495,736,040
Total Investments in Securities	$7,094,464,288	$13,837,623,997	$7,318	$20,932,095,603

†	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND MARCH 31, 2026

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.8%
	Shares	Value
BRAZIL — 2.4%

Energy — 0.6%
Petroleo Brasileiro - Petrobras ADR	838,852	$17,406,179

Financials — 1.8%
Itau Unibanco Holding ADR	6,856,331	57,456,051

TOTAL BRAZIL		74,862,230

CANADA — 5.1%

Energy — 5.1%
Enbridge	1,855,254	100,250,585
Suncor Energy	467,710	30,836,586
TC Energy	495,405	30,923,098

TOTAL CANADA		162,010,269

FRANCE — 4.5%

Energy — 3.8%
TotalEnergies	1,323,258	121,058,047

Health Care — 0.7%
Sanofi	218,751	21,058,156

TOTAL FRANCE		142,116,203

GERMANY — 0.2%

Consumer Discretionary — 0.2%
Bayerische Motoren Werke	83,190	7,671,378

TOTAL GERMANY		7,671,378

INDIA — 5.1%

Consumer Staples — 0.8%
ITC	8,142,014	24,879,733

Financials — 2.2%
ICICI Bank	249,550	3,203,537
ICICI Bank ADR	2,627,306	68,047,225
		71,250,762

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
MARCH 31, 2026

COMMON STOCK — continued
	Shares	Value
INDIA (continued)
Industrials — 1.0%
Adani Enterprises	1,686,653	$31,449,340

Utilities — 1.1%
Adani Power *	21,172,330	33,696,397

TOTAL INDIA		161,276,232

ITALY — 1.7%

Energy — 0.3%
Eni	346,168	9,811,842

Utilities — 1.4%
Enel	4,124,203	44,947,079
TOTAL ITALY		54,758,921

JAPAN — 0.4%

Consumer Staples — 0.4%
Japan Tobacco	302,600	11,580,813

TOTAL JAPAN		11,580,813

NETHERLANDS — 1.0%

Consumer Staples — 1.0%
Heineken	398,972	30,591,516

TOTAL NETHERLANDS		30,591,516

RUSSIA — 0.0%

Energy — 0.0%
LUKOIL PJSC * (A)	57,094	7

TOTAL RUSSIA		7

SPAIN — 2.3%

Utilities — 2.3%
Iberdrola	3,108,974	70,953,002

TOTAL SPAIN		70,953,002

SWITZERLAND — 3.9%

Consumer Staples — 1.7%
Nestle	539,625	52,672,186

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
MARCH 31, 2026

COMMON STOCK — continued
	Shares	Value
SWITZERLAND (continued)
Health Care — 2.2%
Novartis	459,704	$70,215,146

TOTAL SWITZERLAND		122,887,332

UNITED ARAB EMIRATES — 0.5%

Industrials — 0.5%
International Holding PJSC *	150,713	16,023,166

TOTAL UNITED ARAB EMIRATES		16,023,166

UNITED KINGDOM — 5.1%

Consumer Staples — 2.9%
British American Tobacco ADR	719,923	42,093,898
British American Tobacco PLC	822,965	47,603,662
Unilever PLC	1	36
		89,697,596
Health Care — 2.2%
AstraZeneca	360,905	70,310,346

TOTAL UNITED KINGDOM		160,007,942

UNITED STATES — 64.6%
Communication Services — 8.5%
AT&T	4,594,632	133,198,382
Verizon Communications	2,671,210	134,094,742
		267,293,124
Consumer Staples — 14.3%
Altria Group	1,775,928	117,193,489
Coca-Cola	978,070	74,382,223
Kroger	788,635	57,065,629
Philip Morris International	1,215,977	201,049,637
		449,690,978
Energy — 8.0%
Chevron	386,709	80,010,092
Devon Energy	957,967	48,204,899
Exxon Mobil	426,765	72,404,950

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
MARCH 31, 2026

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Energy (continued)
Occidental Petroleum	799,366	$51,958,790
		252,578,731
Financials — 13.0%
Allstate	376,713	78,107,674
American International Group	733,584	55,202,196
Berkshire Hathaway, Cl B *	98,465	47,184,428
Chubb	230,372	75,085,146
CME Group, Cl A	159,652	47,153,218
Progressive	541,575	107,361,828
		410,094,490
Health Care — 6.3%
Cigna Group	348,225	92,889,019
Johnson & Johnson	427,110	104,402,768
		197,291,787
Utilities — 14.5%
American Electric Power	929,715	121,867,042
American Water Works	379,237	51,610,363
CMS Energy	379,766	29,462,246
Duke Energy	586,303	76,770,515
Exelon	1,177,122	57,702,520
NextEra Energy	584,212	54,261,611
Xcel Energy	844,193	67,062,692
		458,736,989

TOTAL UNITED STATES		2,035,686,099

Total Common Stock
(Cost $2,601,733,356)		3,050,425,110

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
MARCH 31, 2026

PREFERRED STOCK — 1.6%
	Shares	Value
BRAZIL — 1.6%
Energy — 1.6%
Petroleo Brasileiro - Petrobras (B)	5,345,051	$49,725,213

TOTAL BRAZIL		49,725,213

Total Preferred Stock
(Cost $29,313,999)		49,725,213

Total Investments— 98.4%
(Cost $2,631,047,355)		$3,100,150,323

Percentages are based on Net Assets of $3,150,353,947.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
MARCH 31, 2026

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Brazil	$74,862,230	$—	$—	$74,862,230
Canada	162,010,269	—	—	162,010,269
France	—	142,116,203	—	142,116,203
Germany	—	7,671,378	—	7,671,378
India	68,047,225	93,229,007	—	161,276,232
Italy	—	54,758,921	—	54,758,921
Japan	—	11,580,813	—	11,580,813
Netherlands	—	30,591,516	—	30,591,516
Russia	—	—	7	7
Spain	—	70,953,002	—	70,953,002
Switzerland	—	122,887,332	—	122,887,332
United Arab Emirates	—	16,023,166	—	16,023,166
United Kingdom	42,093,898	117,914,044	—	160,007,942
United States	2,035,686,099	—	—	2,035,686,099
Total Common Stock	2,382,699,721	667,725,382	7	3,050,425,110
Preferred Stock
Brazil	49,725,213	—	—	49,725,213
Total Investments in Securities	$2,432,424,934	$667,725,382	$7	$3,100,150,323

†	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
MARCH 31, 2026

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.9%
	Shares	Value
BERMUDA — 1.5%

Financials — 1.5%
RenaissanceRe Holdings	141,393	$42,026,241

TOTAL BERMUDA		42,026,241

CANADA — 2.4%

Energy — 2.4%
Enbridge	1,286,535	69,653,005

TOTAL CANADA		69,653,005

SWITZERLAND — 3.5%

Health Care — 3.5%
Novartis ADR	667,383	101,942,753

TOTAL SWITZERLAND		101,942,753

UNITED KINGDOM — 2.5%
Energy — 2.5%
BP PLC ADR	1,559,093	73,277,371

TOTAL UNITED KINGDOM		73,277,371

UNITED STATES — 89.0%

Communication Services — 11.7%
AT&T	6,064,514	175,810,261
Verizon Communications	3,216,857	161,486,221
		337,296,482
Consumer Staples — 17.3%
Altria Group	1,904,266	125,662,514
Coca-Cola	1,194,276	90,824,690
Kroger	1,068,513	77,317,600
PepsiCo	299,520	46,512,461
Philip Morris International	965,735	159,674,625
		499,991,890
Energy — 13.8%
Chevron	459,816	95,135,930
Devon Energy	1,681,468	84,611,470
Exxon Mobil	583,851	99,056,161
Occidental Petroleum	1,852,671	120,423,615
		399,227,176

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
MARCH 31, 2026

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Financials — 18.2%
Allstate	496,124	$102,866,350
American International Group	769,518	57,906,229
Berkshire Hathaway, Cl B *	132,729	63,603,737
Cincinnati Financial	421,351	66,299,580
CME Group, Cl A	252,969	74,714,394
Old Republic International	1,005,994	40,139,161
Progressive	617,685	122,449,874
		527,979,325
Health Care — 8.5%
Cigna Group	417,382	111,336,649
Johnson & Johnson	556,128	135,939,928
		247,276,577
Utilities — 19.5%
American Electric Power	868,168	113,799,461
American Water Works	671,336	91,362,116
Atmos Energy	234,028	43,229,652
CenterPoint Energy	1,295,787	55,926,167
Duke Energy	443,148	58,025,799
Exelon	1,446,986	70,931,254
NextEra Energy	833,112	77,379,443
Xcel Energy	671,963	53,380,741
		564,034,633

TOTAL UNITED STATES		2,575,806,083
Total Common Stock
(Cost $2,490,079,764)		2,862,705,453

Total Investments— 98.9%
(Cost $2,490,079,764)		$2,862,705,453

Percentages are based on Net Assets of $2,895,184,645.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
MARCH 31, 2026

As of March 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY VALUE FUND
MARCH 31, 2026

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.1%

	Shares	Value
BRAZIL — 8.9%

Energy — 5.7%
Petroleo Brasileiro - Petrobras ADR	600,857	$12,467,783

Financials — 1.8%
Itau Unibanco Holding ADR	474,517	3,976,451

Utilities — 1.4%
Axia Energia	285,000	3,193,864

TOTAL BRAZIL		19,638,098

CANADA — 4.3%

Energy — 4.3%
Canadian Natural Resources	17,920	871,378
Enbridge	157,481	8,509,650

TOTAL CANADA		9,381,028

FRANCE — 5.1%

Energy — 3.4%
TotalEnergies	81,262	7,434,241

Health Care — 1.7%
Sanofi	38,507	3,706,893

TOTAL FRANCE		11,141,134

GERMANY — 2.5%

Consumer Discretionary — 2.5%
Bayerische Motoren Werke	29,085	2,682,077
Mercedes-Benz Group	45,737	2,802,267

TOTAL GERMANY		5,484,344

INDIA — 1.4%

Consumer Staples — 1.4%
ITC	996,227	3,044,193

TOTAL INDIA		3,044,193

INDONESIA — 0.7%

Financials — 0.7%
Bank Mandiri Persero	5,846,800	1,641,211

TOTAL INDONESIA		1,641,211

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY VALUE FUND
MARCH 31, 2026

COMMON STOCK — continued

	Shares	Value
ITALY — 6.3%
Energy — 3.3%
Eni	14,078	$399,029
Eni ADR	121,531	6,879,870
		7,278,899
Utilities — 3.0%
Enel	611,603	6,665,474

TOTAL ITALY		13,944,373

JAPAN — 2.4%

Consumer Staples — 0.3%
Japan Tobacco	16,600	635,299

Financials — 2.1%
Tokio Marine Holdings	97,600	4,570,352

TOTAL JAPAN		5,205,651

RUSSIA — 0.0%

Energy — 0.0%
Gazprom PJSC * (A)	177,982	22
Rosneft Oil PJSC * (A)	134,799	16
		38
Materials — 0.0%
GMK Norilskiy Nickel PAO * (A)	151,100	19
Polyus PJSC * (A)	1,565	—
		19

TOTAL RUSSIA		57

SPAIN — 4.1%

Financials — 1.0%
CaixaBank	190,893	2,281,147

Utilities — 3.1%
Iberdrola	296,605	6,769,119

TOTAL SPAIN		9,050,266

SWITZERLAND — 3.4%

Financials — 0.9%
Swiss Re	11,532	1,927,591

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY VALUE FUND
MARCH 31, 2026

COMMON STOCK — continued

	Shares	Value
SWITZERLAND (continued)

Health Care — 2.5%
Novartis	36,043	$5,505,205

TOTAL SWITZERLAND		7,432,796

UNITED ARAB EMIRATES — 2.8%

Energy — 1.0%
Adnoc Gas PLC	2,450,363	2,160,957

Financials — 1.8%
First Abu Dhabi Bank PJSC	849,259	4,029,586

TOTAL UNITED ARAB EMIRATES		6,190,543

UNITED KINGDOM — 10.6%

Consumer Staples — 9.6%
British American Tobacco PLC	215,572	12,469,566
Imperial Brands PLC	136,164	5,500,732
Unilever PLC	54,924	3,004,148
		20,974,446
Energy — 1.0%
BP PLC	282,806	2,205,280

TOTAL UNITED KINGDOM		23,179,726

UNITED STATES — 42.6%

Communication Services — 8.1%
AT&T	322,059	9,336,491
Verizon Communications	168,262	8,446,752
		17,783,243
Consumer Staples — 9.1%
Altria Group	131,107	8,651,751
Philip Morris International	68,527	11,330,254
		19,982,005
Energy — 3.8%
Chevron	19,401	4,014,067
Exxon Mobil	25,867	4,388,595
		8,402,662
Financials — 2.6%
Progressive	28,759	5,701,184

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY VALUE FUND
MARCH 31, 2026

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Health Care — 5.2%
Cigna Group	19,183	$5,117,065
Johnson & Johnson	25,628	6,264,508
		11,381,573
Utilities — 13.8%
American Electric Power	75,221	9,859,969
CenterPoint Energy	54,946	2,371,469
Exelon	86,739	4,251,946
NextEra Energy	60,700	5,637,816
PPL	90,391	3,452,936
Xcel Energy	59,722	4,744,316
		30,318,452

TOTAL UNITED STATES		93,569,119

Total Common Stock
(Cost $170,892,331)		208,902,539

PREFERRED STOCK — 0.3%

BRAZIL — 0.3%

Utilities — 0.3%
Axia Energia *(B)	69,231	749,590

TOTAL BRAZIL		749,590

Total Preferred Stock
(Cost $444,337)		749,590

Total Investments— 95.4%
(Cost $171,336,668)		$209,652,129

Percentages are based on Net Assets of $219,779,770.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

PJSC — Public Joint Stock Company

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY VALUE FUND
MARCH 31, 2026

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Brazil	$19,638,098	$—	$—	$19,638,098
Canada	9,381,028	—	—	9,381,028
France	—	11,141,134	—	11,141,134
Germany	—	5,484,344	—	5,484,344
India	—	3,044,193	—	3,044,193
Indonesia	—	1,641,211	—	1,641,211
Italy	6,879,870	7,064,503	—	13,944,373
Japan	—	5,205,651	—	5,205,651
Russia	—	—	57	57
Spain	—	9,050,266	—	9,050,266
Switzerland	—	7,432,796	—	7,432,796
United Arab Emirates	—	6,190,543	—	6,190,543
United Kingdom	—	23,179,726	—	23,179,726
United States	93,569,119	—	—	93,569,119
Total Common Stock	129,468,115	79,434,367	57	208,902,539
Preferred Stock
Brazil	749,590	—	—	749,590
Total Investments in Securities	$130,217,705	$79,434,367	$57	$209,652,129

†	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
MARCH 31, 2026

SCHEDULE OF INVESTMENTS

COMMON STOCK — 93.0%

	Shares	Value
BRAZIL — 10.1%

Consumer Staples — 1.2%
Ambev ADR	2,857,026	$8,342,516

Energy — 3.0%
Petroleo Brasileiro - Petrobras ADR	977,165	20,276,174

Financials — 3.0%
BB Seguridade Participacoes	946,200	6,312,892
Itau Unibanco Holding ADR	1,708,426	14,316,610
		20,629,502
Materials — 1.4%
Vale ADR, Cl B	598,762	9,526,304

Utilities — 1.5%
Axia Energia	952,100	10,669,748

TOTAL BRAZIL		69,444,244

CANADA — 6.2%

Energy — 6.2%
Canadian Natural Resources	202,368	9,840,344
Cenovus Energy	223,948	5,924,661
Enbridge	364,001	19,669,174
TC Energy	114,043	7,118,545

TOTAL CANADA		42,552,724

FRANCE — 6.1%

Energy — 3.6%
TotalEnergies	268,321	24,547,304

Health Care — 2.5%
Sanofi	182,731	17,590,676

TOTAL FRANCE		42,137,980

GERMANY — 5.5%

Communication Services — 1.6%
Deutsche Telekom	301,261	11,208,601

Consumer Discretionary — 1.8%
Bayerische Motoren Werke	38,550	3,554,894

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
MARCH 31, 2026

COMMON STOCK — continued

	Shares	Value
GERMANY (continued)
Consumer Discretionary (continued)
Mercedes-Benz Group	146,367	$8,967,781
		12,522,675
Utilities — 2.1%
E.ON	647,491	14,136,302

TOTAL GERMANY		37,867,578

GREECE — 1.9%

Consumer Discretionary — 0.7%
Allwyn	312,909	4,718,230

Financials — 1.2%
National Bank of Greece	529,905	8,160,107

TOTAL GREECE		12,878,337

INDIA — 4.3%

Consumer Staples — 1.6%
ITC	3,547,198	10,839,252

Financials — 1.0%
Power Finance	1,673,537	6,764,692

Industrials — 1.7%
Adani Ports & Special Economic Zone	849,166	11,878,242

TOTAL INDIA		29,482,186

INDONESIA — 1.1%

Financials — 1.1%
Bank Mandiri Persero	26,955,116	7,566,365

TOTAL INDONESIA		7,566,365

ITALY — 4.2%

Energy — 1.6%
Eni	377,255	10,692,976

Utilities — 2.6%
Enel	1,646,628	17,945,557
TOTAL ITALY		28,638,533

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
MARCH 31, 2026

COMMON STOCK — continued

	Shares	Value
JAPAN — 3.3%

Financials — 2.3%
Tokio Marine Holdings	347,200	$16,258,465

Health Care — 1.0%
Takeda Pharmaceutical	183,400	6,737,890

TOTAL JAPAN		22,996,355

NETHERLANDS — 1.8%

Consumer Staples — 1.8%
Koninklijke Ahold Delhaize	268,300	12,485,012

TOTAL NETHERLANDS		12,485,012

POLAND — 0.9%

Financials — 0.9%
Powszechna Kasa Oszczednosci Bank Polski	262,198	6,175,661

TOTAL POLAND		6,175,661

RUSSIA — 0.0%

Energy — 0.0%
Gazprom PJSC * (A)	141,071	17
Rosneft Oil PJSC * (A)	98,129	12
		29
Materials — 0.0%
GMK Norilskiy Nickel PAO * (A)	86,600	11
Polyus PJSC * (A)	1,135	—
		11

TOTAL RUSSIA		40

SAUDI ARABIA — 1.1%

Energy — 1.1%
Saudi Arabian Oil	1,039,968	7,528,539

TOTAL SAUDI ARABIA		7,528,539

SINGAPORE — 2.8%

Communication Services — 1.6%
Singapore Telecommunications	2,805,700	10,765,872

Financials — 1.2%
DBS Group Holdings	184,800	8,195,259

TOTAL SINGAPORE		18,961,131

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
MARCH 31, 2026

COMMON STOCK — continued

	Shares	Value
SOUTH AFRICA — 1.8%

Financials — 1.8%
FirstRand	1,161,404	$5,877,423
Standard Bank Group	347,938	6,228,824

TOTAL SOUTH AFRICA		12,106,247

SOUTH KOREA — 0.8%

Financials — 0.8%
Samsung Fire & Marine Insurance	18,266	5,471,240

TOTAL SOUTH KOREA		5,471,240

SPAIN — 4.0%

Financials — 1.0%
CaixaBank	598,864	7,156,348

Utilities — 3.0%
Iberdrola	892,808	20,375,663

TOTAL SPAIN		27,532,011

SWEDEN — 1.3%

Financials — 1.3%
Svenska Handelsbanken, Cl A	664,540	8,706,299

TOTAL SWEDEN		8,706,299

SWITZERLAND — 7.2%

Consumer Staples — 2.7%
Nestle	190,886	18,632,166

Health Care — 4.5%
Novartis	140,863	21,515,401
Roche Holding	22,820	9,062,485
		30,577,886

TOTAL SWITZERLAND		49,210,052

THAILAND — 2.0%

Financials — 2.0%
Krung Thai Bank	6,923,100	7,403,617
SCB X	1,450,800	6,377,671

TOTAL THAILAND		13,781,288

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
MARCH 31, 2026

COMMON STOCK — continued

	Shares	Value
UNITED ARAB EMIRATES — 2.7%

Energy — 1.1%
Adnoc Gas PLC	8,881,184	$7,832,252

Financials — 1.6%
First Abu Dhabi Bank PJSC	2,321,433	11,014,795

TOTAL UNITED ARAB EMIRATES		18,847,047

UNITED KINGDOM — 18.9%

Consumer Staples — 11.6%
British American Tobacco PLC	816,262	47,215,934
Imperial Brands PLC	536,028	21,654,376
Reckitt Benckiser Group	21,416	1,434,693
Unilever PLC	170,109	9,304,327
		79,609,330
Energy — 3.4%
BP PLC	1,486,520	11,591,667
Shell	245,280	11,433,412
		23,025,079
Health Care — 1.4%
AstraZeneca	50,327	9,804,543

Utilities — 2.5%
National Grid	1,010,943	17,001,696

TOTAL UNITED KINGDOM		129,440,648

UNITED STATES — 5.0%

Consumer Staples — 5.0%
Philip Morris International	206,032	34,065,331

TOTAL UNITED STATES		34,065,331

Total Common Stock
(Cost $524,702,608)		637,874,848

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
MARCH 31, 2026

PREFERRED STOCK — 2.5%

	Shares	Value
BRAZIL — 1.6%

Energy — 1.2%
Petroleo Brasileiro - Petrobras (B)	917,924	$8,539,482

Utilities — 0.4%
Axia Energia *(B)	243,624	2,637,808

TOTAL BRAZIL		11,177,290

GERMANY — 0.9%

Consumer Discretionary — 0.9%
Volkswagen, 2.80%	57,819	5,895,806

TOTAL GERMANY		5,895,806

Total Preferred Stock
(Cost $14,775,524)		17,073,096

Total Investments— 95.5%
(Cost $539,478,132)		$654,947,944

Percentages are based on Net Assets of $685,923,037.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

PLC — Public Limited Company

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Brazil	$69,444,244	$—	$—	$69,444,244
Canada	42,552,724	—	—	42,552,724
France	—	42,137,980	—	42,137,980
Germany	—	37,867,578	—	37,867,578
Greece	—	12,878,337	—	12,878,337
India	—	29,482,186	—	29,482,186
Indonesia	—	7,566,365	—	7,566,365
Italy	—	28,638,533	—	28,638,533

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
MARCH 31, 2026

Investments in Securities	Level 1	Level 2	Level 3†	Total
Japan	$—	$22,996,355	$—	$22,996,355
Netherlands	—	12,485,012	—	12,485,012
Poland	—	6,175,661	—	6,175,661
Russia	—	—	40	40
Saudi Arabia	—	7,528,539	—	7,528,539
Singapore	—	18,961,131	—	18,961,131
South Africa	—	12,106,247	—	12,106,247
South Korea	—	5,471,240	—	5,471,240
Spain	—	27,532,011	—	27,532,011
Sweden	—	8,706,299	—	8,706,299
Switzerland	—	49,210,052	—	49,210,052
Thailand	—	13,781,288	—	13,781,288
United Arab Emirates	—	18,847,047	—	18,847,047
United Kingdom	—	129,440,648	—	129,440,648
United States	34,065,331	—	—	34,065,331
Total Common Stock	146,062,299	491,812,509	40	637,874,848
Preferred Stock
Brazil	11,177,290	—	—	11,177,290
Germany	—	5,895,806	—	5,895,806
Total Preferred Stock	11,177,290	5,895,806	—	17,073,096
Total Investments in Securities	$157,239,589	$497,708,315	$40	$654,947,944

†	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US QUALITY VALUE FUND
MARCH 31, 2026

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.5%

	Shares	Value
CANADA — 4.9%

Energy — 4.9%
Enbridge	236,562	$12,807,467

TOTAL CANADA		12,807,467

FRANCE — 3.5%

Energy — 1.9%
TotalEnergies	56,934	5,179,855

Health Care — 1.6%
Sanofi ADR	86,580	4,171,425

TOTAL FRANCE		9,351,280

SWITZERLAND — 0.6%

Consumer Staples — 0.6%
Nestle ADR	16,866	1,671,420

TOTAL SWITZERLAND		1,671,420

UNITED STATES — 88.5%

Communication Services — 12.6%
AT&T	562,020	16,292,960
Verizon Communications	334,251	16,779,400
		33,072,360
Consumer Staples — 16.6%
Altria Group	194,858	12,858,679
Coca-Cola	93,794	7,133,034
PepsiCo	30,113	4,676,248
Philip Morris International	79,190	13,093,275
Procter & Gamble	41,569	6,004,226
		43,765,462
Energy — 14.8%
Chevron	43,930	9,089,117
Devon Energy	107,134	5,390,983
Exxon Mobil	62,432	10,592,213
Occidental Petroleum	91,348	5,937,620
Valero Energy	32,048	7,918,420
		38,928,353
Financials — 13.7%
Allstate	38,046	7,888,458

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US QUALITY VALUE FUND
MARCH 31, 2026

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Financials (continued)
American International Group	68,685	$5,168,546
Cincinnati Financial	32,370	5,093,419
CME Group, Cl A	35,543	10,497,625
Progressive	37,887	7,510,719
		36,158,767
Health Care — 10.3%
Bristol-Myers Squibb	44,570	2,703,171
Cigna Group	21,575	5,755,131
CVS Health	29,814	2,141,242
Johnson & Johnson	32,616	7,972,655
Merck	49,191	5,917,185
Pfizer	91,242	2,562,075
		27,051,459
Utilities — 20.5%
American Electric Power	81,528	10,686,690
American Water Works	49,256	6,703,249
CMS Energy	69,924	5,424,704
Duke Energy	53,226	6,969,413
Exelon	76,360	3,743,167
NextEra Energy	60,126	5,584,503
PPL	129,336	4,940,635
Southern	50,526	4,876,770
Xcel Energy	63,212	5,021,561
		53,950,692

TOTAL UNITED STATES		232,927,093

Total Common Stock
(Cost $207,731,869)		256,757,260

Total Investments— 97.5%
(Cost $207,731,869)		$256,757,260

Percentages are based on Net Assets of $263,268,359.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY VALUE FUND MARCH 31, 2026

As of March 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

[This Page Intentionally Left Blank]

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS
MARCH 31, 2026

STATEMENTS OF ASSETS AND LIABILITIES

	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund	GQG Partners US Select Quality Equity Fund
Assets:
Investments, at Value (Cost $17,203,373,732, $2,631,047,355 and $2,490,079,764)	$20,932,095,603	$3,100,150,323	$2,862,705,453
Foreign Currency, at Value (Cost $30,375,989, $657 and $83)	30,375,990	649	82
Cash	543,948,933	12,994,301	25,931,329
Receivable for Investment Securities Sold	256,022,195	39,909,472	–
Dividend and Interest Receivable	82,758,787	8,282,362	5,690,753
Receivable for Capital Shares Sold	22,246,942	5,708,882	1,828,645
Reclaim Receivable	1,992,777	2,555,310	1,283,638
Unrealized Gain on Foreign Spot Currency Contracts	304,834	25,293	–
Other Prepaid Expenses	145,901	56,789	53,523
Total Assets	21,869,891,962	3,169,683,381	2,897,493,423
Liabilities:
Accrued Foreign Capital Gains Tax on Appreciated Securities(1)	182,461,440	2,157,135	–
Payable for Investment Securities Purchased	108,783,849	12,324,974	–
Payable for Capital Shares Redeemed	24,016,576	2,852,835	984,970
Payable to Investment Adviser	16,760,085	1,743,092	1,107,633
Payable to Administrator	454,016	65,380	60,482
Shareholder Servicing Fees Payable, Investor Shares	95,959	19,838	46,795
Audit Fees Payable	26,929	26,929	26,929
Payable to Trustees	22,481	3,232	3,025
Chief Compliance Officer Fees Payable	10,657	1,532	1,434
Payable for Income Distributions	127	–	–
Other Accrued Expenses and Other Payables	3,102,180	134,487	77,510
Total Liabilities	335,734,299	19,329,434	2,308,778
Commitments and Contingencies†
Net Assets	$21,534,157,663	$3,150,353,947	$2,895,184,645
Net Assets Consist of:
Paid-in Capital	$17,605,586,035	$2,597,452,564	$2,402,961,028
Total Distributable Earnings	3,928,571,628	552,901,383	492,223,617
Net Assets	$21,534,157,663	$3,150,353,947	$2,895,184,645

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS
MARCH 31, 2026

STATEMENTS OF ASSETS AND LIABILITIES

	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund	GQG Partners US Select Quality Equity Fund
Investor Shares:
Net Assets	$513,616,266	$107,363,914	$246,645,214
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	28,432,314	5,736,799	11,246,228
Net Asset Value, Offering and Redemption Price Per Share	$18.06	$18.71	$21.93
Institutional Shares:
Net Assets	$20,418,940,542	$2,994,680,663	$2,592,151,728
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,123,444,658	159,457,216	117,777,121
Net Asset Value, Offering and Redemption Price Per Share	$18.18	$18.78	$22.01
R6 Shares:
Net Assets	$601,600,855	$48,309,370	$56,387,703
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	33,095,100	2,573,611	2,561,183
Net Asset Value, Offering and Redemption Price Per Share	$18.18	$18.77	$22.02

†	See Note 5 in the Notes to Financial Statements.
(1)	See Note 2 in the Notes to Financial Statements.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS
MARCH 31, 2026

STATEMENTS OF ASSETS AND LIABILITIES

	GQG Partners Global Quality Value Fund	GQG Partners International Quality Value Fund	GQG Partners US Quality Value Fund
Assets:
Investments, at Value (Cost $171,336,668, $539,478,132 and $207,731,869)	$209,652,129	$654,947,944	$256,757,260
Foreign Currency, at Value (Cost $82,155, $425,284 and $–)	82,270	425,296	–
Cash	8,731,881	24,013,241	5,905,735
Dividend and Interest Receivable	898,800	3,543,820	626,886
Reclaim Receivable	439,728	1,471,474	170,766
Receivable for Capital Shares Sold	181,337	350,061	97,950
Receivable for Investment Securities Sold	–	2,052,553	–
Unrealized Gain on Foreign Spot Currency Contracts	–	4,017	–
Other Prepaid Expenses	7,862	10,998	9,003
Total Assets	219,994,007	686,819,404	263,567,600
Liabilities:
Payable to Investment Adviser	82,456	292,385	91,547
Payable for Capital Shares Redeemed	76,909	163,976	162,330
Audit Fees Payable	26,929	26,929	26,929
Payable to Administrator	5,521	14,279	5,521
Shareholder Servicing Fees Payable, Investor Shares	1,148	1,468	1,774
Payable to Trustees	223	699	269
Chief Compliance Officer Fees Payable	106	332	127
Unrealized Loss on Foreign Spot Currency Contracts	63	–	–
Accrued Foreign Capital Gains Tax on Appreciated Securities(1)	–	342,633	–
Other Accrued Expenses and Other Payables	20,882	53,666	10,744
Total Liabilities	214,237	896,367	299,241
Commitments and Contingencies†
Net Assets	$219,779,770	$685,923,037	$263,268,359
Net Assets Consist of:
Paid-in Capital	$179,300,695	$560,015,293	$209,949,057
Total Distributable Earnings	40,479,075	125,907,744	53,319,302
Net Assets	$219,779,770	$685,923,037	$263,268,359

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS
MARCH 31, 2026

STATEMENTS OF ASSETS AND LIABILITIES

	GQG Partners Global Quality Value Fund	GQG Partners International Quality Value Fund	GQG Partners US Quality Value Fund
Investor Shares:
Net Assets	$7,119,202	$9,950,158	$10,923,017
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	525,666	799,228	748,778
Net Asset Value, Offering and Redemption Price Per Share	$13.54	$12.45	$14.59
Institutional Shares:
Net Assets	$212,660,568	$675,972,879	$252,345,342
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	15,709,822	54,300,501	17,290,362
Net Asset Value, Offering and Redemption Price Per Share	$13.54	$12.45	$14.59

†	See Note 5 in the Notes to Financial Statements.
(1)	See Note 2 in the Notes to Financial Statements.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS
FOR THE YEAR ENDED
MARCH 31, 2026

STATEMENTS OF OPERATIONS

	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund	GQG Partners US Select Quality Equity Fund
Investment Income:
Dividends	$682,186,010	$117,968,515	$117,075,776
Interest	29,032,569	2,166,062	4,520,528
Less: Foreign Taxes Withheld	(59,961,754)	(4,479,300)	(1,028,016)
Total Investment Income	651,256,825	115,655,277	120,568,288
Expenses:
Investment Advisory Fees	202,562,932	21,792,294	16,137,528
Administration Fees	5,455,421	812,593	869,036
Shareholder Servicing Fees, Investor Shares	1,252,932	319,662	925,241
Trustees' Fees	92,369	13,449	14,106
Chief Compliance Officer Fees	20,830	3,005	3,071
Custodian Fees	11,456,054	245,877	27,143
Printing Fees	1,232,453	171,759	230,237
Transfer Agent Fees	1,046,017	171,975	353,659
Registration and Filing Fees	347,659	138,260	239,885
Legal Fees	134,319	19,466	19,820
Audit Fees	35,313	28,998	28,983
Other Expenses	310,269	53,264	49,705
Total Expenses	223,946,568	23,770,602	18,898,414
Less:
Waiver of Investment Advisory Fees	(1,848,837)	–	(198,854)
Fees Paid Indirectly	(523,129)	(65,190)	(187,552)
Net Expenses	221,574,602	23,705,412	18,512,008
Net Investment Income	429,682,223	91,949,865	102,056,280
Net Realized Gain (Loss) on:
Investments	1,175,907,672	166,236,196	208,859,236
Foreign Capital Gains Tax	(81,930,537)	(2,085,301)	–
Foreign Currency Transactions	(14,629,522)	(432,566)	–
Net Realized Gain	1,079,347,613	163,718,329	208,859,236
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,095,414,345	(14,720,856)	(201,346,312)
Accrued Foreign Capital Gains Tax on Appreciated Securities	91,961,501	597,214	–
Foreign Currency Translation	605,973	84,847	4
Net Change in Unrealized Appreciation (Depreciation)	1,187,981,819	(14,038,795)	(201,346,308)
Net Realized and Unrealized Gain	2,267,329,432	149,679,534	7,512,928
Net Increase in Net Assets Resulting from Operations	$2,697,011,655	$241,629,399	$109,569,208

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS
FOR THE YEAR ENDED
MARCH 31, 2026

STATEMENTS OF OPERATIONS

	GQG Partners Global Quality Value Fund	GQG Partners International Quality Value Fund	GQG Partners US Quality Value Fund
Investment Income:
Dividends	$8,107,464	$29,921,853	$8,411,133
Interest	204,079	924,692	355,473
Less: Foreign Taxes Withheld	(502,792)	(2,536,884)	(145,283)
Total Investment Income	7,808,751	28,309,661	8,621,323
Expenses:
Investment Advisory Fees	925,507	3,438,451	1,044,335
Administration Fees	65,000	150,193	65,000
Shareholder Servicing Fees, Investor Shares	12,921	16,766	20,681
Trustees' Fees	720	2,673	981
Chief Compliance Officer Fees	174	641	233
Registration and Filing Fees	50,479	53,855	45,662
Transfer Agent Fees	39,762	43,956	40,064
Custodian Fees	38,739	152,150	5,763
Audit Fees	27,879	28,021	27,619
Printing Fees	14,019	40,348	12,123
Legal Fees	1,145	4,057	1,488
Other Expenses	17,765	38,904	6,408
Total Expenses	1,194,110	3,970,015	1,270,357
Less:
Waiver of Investment Advisory Fees	(187,024)	(264,359)	(107,886)
Fees Paid Indirectly	(2,059)	(1,900)	(3,967)
Net Expenses	1,005,027	3,703,756	1,158,504
Net Investment Income	6,803,724	24,605,905	7,462,819
Net Realized Gain (Loss) on:
Investments	4,921,619	28,534,849	4,610,970
Foreign Capital Gains Tax	(221,853)	–	–
Foreign Currency Transactions	(37,446)	(68,945)	(467)
Net Realized Gain	4,662,320	28,465,904	4,610,503
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	22,897,933	66,422,951	17,557,541
Accrued Foreign Capital Gains Tax on Appreciated Securities	279,374	288,535	–
Foreign Currency Translation	12,984	6,308	(88)
Net Change in Unrealized Appreciation (Depreciation)	23,190,291	66,717,794	17,557,453
Net Realized and Unrealized Gain	27,852,611	95,183,698	22,167,956
Net Increase in Net Assets Resulting from Operations	$34,656,335	$119,789,603	$29,630,775

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2026	2025
Operations:
Net Investment Income	$429,682,223	$511,597,692
Net Realized Gain	1,079,347,613	698,420,561
Net Change in Unrealized Appreciation (Depreciation)	1,187,981,819	(2,198,037,477)
Net Increase (Decrease) in Net Assets Resulting From Operations	2,697,011,655	(988,019,224)
Distributions:
Investor Shares	(11,008,046)	(9,205,651)
Institutional Shares	(444,321,413)	(342,525,491)
R6 Shares	(13,715,067)	(9,416,075)
Total Distributions	(469,044,526)	(361,147,217)
Capital Share Transactions (1):
Investor Shares
Issued	236,209,012	352,611,856
Reinvestment of Distributions	10,750,344	9,043,272
Redeemed	(410,963,135)	(324,174,988)
Net Investor Shares Transactions	(164,003,779)	37,480,140
Institutional Shares
Issued	4,185,599,682	7,265,430,943
Reinvestment of Distributions	368,334,160	284,489,724
Redeemed	(6,803,135,482)	(4,748,261,141)
Net Institutional Shares Transactions	(2,249,201,640)	2,801,659,526
R6 Shares
Issued	246,878,472	394,468,362
Reinvestment of Distributions	12,973,824	8,957,551
Redeemed	(316,797,840)	(117,419,620)
Net R6 Shares Transactions	(56,945,544)	286,006,293
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(2,470,150,963)	3,125,145,959
Total Increase (Decrease) in Net Assets	(242,183,834)	1,775,979,518
Net Assets:
Beginning of Year	21,776,341,497	20,000,361,979
End of Year	$21,534,157,663	$21,776,341,497

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2026	2025
Operations:
Net Investment Income	$91,949,865	$46,309,686
Net Realized Gain	163,718,329	317,527,132
Net Change in Unrealized Depreciation	(14,038,795)	(329,597,914)
Net Increase in Net Assets Resulting From Operations	241,629,399	34,238,904
Distributions:
Investor Shares	(8,124,264)	(14,708,546)
Institutional Shares	(225,263,521)	(192,194,587)
R6 Shares	(4,259,060)	(3,491,852)
Total Distributions	(237,646,845)	(210,394,985)
Capital Share Transactions (1):
Investor Shares
Issued	40,648,206	282,921,740
Reinvestment of Distributions	8,122,886	14,708,487
Redeemed	(176,876,025)	(129,431,793)
Net Investor Shares Transactions	(128,104,933)	168,198,434
Institutional Shares
Issued	860,216,292	1,504,289,895
Reinvestment of Distributions	191,547,981	167,933,603
Redeemed	(1,299,967,294)	(668,528,682)
Net Institutional Shares Transactions	(248,203,021)	1,003,694,816
R6 Shares
Issued	11,990,771	4,205,785
Reinvestment of Distributions	4,259,061	3,491,852
Redeemed	(26,733,920)	(10,299,889)
Net R6 Shares Transactions	(10,484,088)	(2,602,252)
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(386,792,042)	1,169,290,998
Total Increase (Decrease) in Net Assets	(382,809,488)	993,134,917
Net Assets:
Beginning of Year	3,533,163,435	2,540,028,518
End of Year	$3,150,353,947	$3,533,163,435

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2026	2025
Operations:
Net Investment Income	$102,056,280	$39,748,488
Net Realized Gain	208,859,236	221,736,296
Net Change in Unrealized Depreciation	(201,346,308)	(165,082,208)
Net Increase in Net Assets Resulting From Operations	109,569,208	96,402,576
Distributions:
Investor Shares	(19,353,466)	(32,358,441)
Institutional Shares	(184,623,322)	(152,697,173)
R6 Shares	(3,539,139)	(3,120,625)
Total Distributions	(207,515,927)	(188,176,239)
Capital Share Transactions (1):
Investor Shares
Issued	124,377,712	676,774,995
Reinvestment of Distributions	19,134,900	32,109,648
Redeemed	(547,346,775)	(306,425,288)
Net Investor Shares Transactions	(403,834,163)	402,459,355
Institutional Shares
Issued	909,369,608	2,165,035,108
Reinvestment of Distributions	163,851,274	139,375,163
Redeemed	(2,039,866,052)	(621,133,116)
Net Institutional Shares Transactions	(966,645,170)	1,683,277,155
R6 Shares
Issued	17,561,435	33,136,472
Reinvestment of Distributions	3,539,139	3,120,625
Redeemed	(26,429,440)	(13,758,546)
Net R6 Shares Transactions	(5,328,866)	22,498,551
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(1,375,808,199)	2,108,235,061
Total Increase (Decrease) in Net Assets	(1,473,754,918)	2,016,461,398
Net Assets:
Beginning of Year	4,368,939,563	2,352,478,165
End of Year	$2,895,184,645	$4,368,939,563

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2026	2025
Operations:
Net Investment Income	$6,803,724	$4,750,188
Net Realized Gain	4,662,320	8,717,856
Net Change in Unrealized Appreciation (Depreciation)	23,190,291	(4,763,773)
Net Increase in Net Assets Resulting From Operations	34,656,335	8,704,271
Distributions:
Investor Shares	(443,272)	(471,295)
Institutional Shares	(11,044,151)	(4,282,761)
Total Distributions	(11,487,423)	(4,754,056)
Capital Share Transactions (1):
Investor Shares
Issued	3,696,597	13,720,861
Reinvestment of Distributions	443,273	471,295
Redeemed	(5,517,605)	(16,068,003)
Net Investor Shares Transactions	(1,377,735)	(1,875,847)
Institutional Shares
Issued	77,246,211	18,808,377
Reinvestment of Distributions	10,960,964	4,235,046
Redeemed	(16,881,124)	(12,625,612)
Net Institutional Shares Transactions	71,326,051	10,417,811
Net Increase in Net Assets From Capital Share Transactions	69,948,316	8,541,964
Total Increase in Net Assets	93,117,228	12,492,179
Net Assets:
Beginning of Year	126,662,542	114,170,363
End of Year	$219,779,770	$126,662,542

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2026	2025
Operations:
Net Investment Income	$24,605,905	$11,815,032
Net Realized Gain (Loss)	28,465,904	(1,026,966)
Net Change in Unrealized Appreciation	66,717,794	22,150,506
Net Increase in Net Assets Resulting From Operations	119,789,603	32,938,572
Distributions:
Investor Shares	(414,006)	(431,374)
Institutional Shares	(27,102,467)	(9,891,778)
Total Distributions	(27,516,473)	(10,323,152)
Capital Share Transactions (1):
Investor Shares
Issued	5,424,172	16,899,735
Reinvestment of Distributions	414,006	431,374
Redeemed	(4,858,592)	(20,318,721)
Net Investor Shares Transactions	979,586	(2,987,612)
Institutional Shares
Issued	251,046,763	273,739,580
Reinvestment of Distributions	26,966,319	9,815,501
Redeemed	(114,999,576)	(34,722,163)
Net Institutional Shares Transactions	163,013,506	248,832,918
Net Increase in Net Assets From Capital Share Transactions	163,993,092	245,845,306
Total Increase in Net Assets	256,266,222	268,460,726
Net Assets:
Beginning of Year	429,656,815	161,196,089
End of Year	$685,923,037	$429,656,815

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US QUALITY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2026	2025
Operations:
Net Investment Income	$7,462,819	$4,946,945
Net Realized Gain	4,610,503	15,337,625
Net Change in Unrealized Appreciation	17,557,453	343,719
Net Increase in Net Assets Resulting From Operations	29,630,775	20,628,289
Distributions:
Investor Shares	(479,322)	(296,309)
Institutional Shares	(8,858,976)	(5,874,356)
Total Distributions	(9,338,298)	(6,170,665)
Capital Share Transactions (1):
Investor Shares
Issued	7,451,624	11,480,289
Reinvestment of Distributions	479,322	296,309
Redeemed	(11,787,317)	(3,686,228)
Net Investor Shares Transactions	(3,856,371)	8,090,370
Institutional Shares
Issued	72,795,699	55,969,405
Reinvestment of Distributions	7,689,297	5,140,208
Redeemed	(43,814,628)	(27,968,906)
Net Institutional Shares Transactions	36,670,368	33,140,707
Net Increase in Net Assets From Capital Share Transactions	32,813,997	41,231,077
Total Increase in Net Assets	53,106,474	55,688,701
Net Assets:
Beginning of Year	210,161,885	154,473,184
End of Year	$263,268,359	$210,161,885

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Year Ended March 31, 2026	Year Ended March 31, 2025		Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021
Net Asset Value, Beginning of Year/Period	$16.39	$17.38		$12.96		$15.44		$17.65		$14.84
Income from Investment Operations:
Net Investment Income*	0.30	0.37		0.41		0.69		0.36		0.13
Net Realized and Unrealized Gain (Loss)	1.71	(1.11)		4.41		(2.48)		(1.94)		2.71
Total from Investment Operations	2.01	(0.74)		4.82		(1.79)		(1.58)		2.84
Dividends and Distributions:
Net Investment Income	(0.34)	(0.25)		(0.40)		(0.69)		(0.38)		(0.03)
Capital Gains	—	—		—		—		(0.25)		—
Total Dividends and Distributions	(0.34)	(0.25)		(0.40)		(0.69)		(0.63)		(0.03)
Net Asset Value, End of Year/Period	$18.06	$16.39		$17.38		$12.96		$15.44		$17.65
Total Return†	12.30%	(4.29)%		37.50%		(11.47)%		(9.19)%		19.12%
Ratios and Supplemental Data
Net Assets, End of Year/ Period (Thousands)	$513,616	$615,121		$616,353		$294,808		$204,004		$173,963
Ratio of Expenses to Average Net Assets	1.19%	1.18	%(2)	1.20	%(2)	1.23	%(2)	1.16	%††(2)	1.16	%(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	1.19%	1.18%		1.20%		1.22%		1.15	%††	1.16%
Ratio of Net Investment Income to Average Net Assets	1.71%	2.15%		2.72%		5.14%		3.14	%††	0.72%
Portfolio Turnover Rate	63%	97%		49%		88%		75	%‡	101%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover is for the period indicated and has not been annualized.

(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).

(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Year Ended March 31, 2026	Year Ended March 31, 2025		Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021
Net Asset Value, Beginning of Year/Period	$16.49	$17.48		$13.03		$15.52		$17.74		$14.90
Income from Investment Operations:
Net Investment Income*	0.34	0.41		0.46		0.74		0.37		0.16
Net Realized and Unrealized Gain (Loss)	1.73	(1.12)		4.42		(2.51)		(1.93)		2.72
Total from Investment Operations	2.07	(0.71)		4.88		(1.77)		(1.56)		2.88
Dividends and Distributions:
Net Investment Income	(0.38)	(0.28)		(0.43)		(0.72)		(0.41)		(0.04)
Capital Gains	—	—		—		—		(0.25)		—
Total Dividends and Distributions	(0.38)	(0.28)		(0.43)		(0.72)		(0.66)		(0.04)
Net Asset Value, End of Year/Period	$18.18	$16.49		$17.48		$13.03		$15.52		$17.74
Total Return†	12.60%	(4.06)%		37.78%		(11.32)%		(9.07)%		19.35%
Ratios and Supplemental Data
Net Assets, End of Year/ Period (Thousands)	$20,418,941	$20,572,091		$19,043,298		$10,954,713		$8,809,402		$8,429,150
Ratio of Expenses to Average Net Assets	0.98%	0.98	%(2)	0.98	%(2)	0.98	%(2)	0.98	%††(2)	0.98	%(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.99%	0.98%		0.98%		0.97%		0.97	%††	0.98%
Ratio of Net Investment Income to Average Net Assets	1.92%	2.35%		3.02%		5.46%		3.25	%††	0.90%
Portfolio Turnover Rate	63%	97%		49%		88%		75	%‡	101%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).

(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	R6 Shares
	Year Ended March 31, 2026	Year Ended March 31, 2025		Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021
Net Asset Value, Beginning of Year/Period	$16.49	$17.49		$13.03		$15.52		$17.74		$14.90
Income from Investment Operations:
Net Investment Income*	0.33	0.40		0.45		0.65		0.37		0.21
Net Realized and Unrealized Gain (Loss)	1.74	(1.12)		4.44		(2.42)		(1.93)		2.67
Total from Investment Operations	2.07	(0.72)		4.89		(1.77)		(1.56)		2.88
Dividends and Distributions:
Net Investment Income	(0.38)	(0.28)		(0.43)		(0.72)		(0.41)		(0.04)
Capital Gains	—	—		—		—		(0.25)		—
Total Dividends and Distributions	(0.38)	(0.28)		(0.43)		(0.72)		(0.66)		(0.04)
Net Asset Value, End of Year/Period	$18.18	$16.49		$17.49		$13.03		$15.52		$17.74
Total Return†	12.59%	(4.11)%		37.86%		(11.32)%		(9.07)%		19.35%
Ratios and Supplemental Data
Net Assets, End of Year/ Period (Thousands)	$601,601	$589,129		$340,711		$189,724		$66,084		$65,354
Ratio of Expenses to Average Net Assets	0.98%	0.98	%(2)	0.98	%(2)	0.98	%(2)	0.98	%††(2)	0.98	%(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.99%	0.98%		0.98%		0.97%		0.97	%††	0.98%
Ratio of Net Investment Income to Average Net Assets	1.88%	2.32%		3.01%		4.85%		3.25	%††	1.17%
Portfolio Turnover Rate	63%	97%		49%		88%		75	%‡	101%

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover is for the period indicated and has not been annualized.

(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).

(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021
Net Asset Value, Beginning of Year/Period	$18.68	$19.53	$13.55		$15.28		$14.62		$12.48
Income from Investment Operations:
Net Investment Income*	0.46	0.23	0.15		0.43		0.27		0.08
Net Realized and Unrealized Gain (Loss)	0.89	0.10	6.03		(1.75)		0.62		2.06
Total from Investment Operations	1.35	0.33	6.18		(1.32)		0.89		2.14
Dividends and Distributions:
Net Investment Income	(0.36)	(0.17)	(0.20)		(0.39)		(0.23)		—
Capital Gains	(0.96)	(1.01)	—		(0.02)		—		—
Total Dividends and Distributions	(1.32)	(1.18)	(0.20)		(0.41)		(0.23)		—
Net Asset Value, End of Year/Period	$18.71	$18.68	$19.53		$13.55		$15.28		$14.62
Total Return†	7.82%	1.67%	45.88%		(8.73)%		6.11%		17.15%
Ratios and Supplemental Data
Net Assets, End of Year/ Period (Thousands)	$107,364	$235,604	$81,323		$23,322		$4,087		$2,017
Ratio of Expenses to Average Net Assets	0.90%	0.90%	0.88	%(2)	1.00	%(2)	0.90	%††(2)	0.90%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.90%	0.90%	0.88%		0.97%		0.88	%††	0.91%
Ratio of Net Investment Income to Average Net Assets	2.48%	1.19%	0.92%		3.05%		2.75	%††	0.62%
Portfolio Turnover Rate	80%	184%	97%		139%		95	%‡	124%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).

(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021
Net Asset Value, Beginning of Year/Period	$18.77	$19.61	$13.60		$15.31		$14.65		$12.50
Income from Investment Operations:
Net Investment Income*	0.51	0.28	0.19		0.50		0.28		0.12
Net Realized and Unrealized Gain (Loss)	0.88	0.08	6.05		(1.79)		0.63		2.04
Total from Investment Operations	1.39	0.36	6.24		(1.29)		0.91		2.16
Dividends and Distributions:
Net Investment Income	(0.42)	(0.19)	(0.23)		(0.40)		(0.25)		(0.01)
Capital Gains	(0.96)	(1.01)	—		(0.02)		—		—
Total Dividends and Distributions	(1.38)	(1.20)	(0.23)		(0.42)		(0.25)		(0.01)
Net Asset Value, End of Year/Period	$18.78	$18.77	$19.61		$13.60		$15.31		$14.65
Total Return†	8.05%	1.84%	46.19%		(8.52)%		6.22%		17.33%
Ratios and Supplemental Data
Net Assets, End of Year/ Period (Thousands)	$2,994,681	$3,237,594	$2,393,659		$1,308,554		$834,826		$610,670
Ratio of Expenses to Average Net Assets	0.70%	0.70%	0.71	%(2)	0.75	%(2)	0.75	%††(2)	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.70%	0.70%	0.71%		0.72%		0.73	%††	0.76%
Ratio of Net Investment Income to Average Net Assets	2.76%	1.42%	1.16%		3.57%		2.81	%††	0.86%
Portfolio Turnover Rate	80%	184%	97%		139%		95	%‡	124%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).

(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	R6 Shares
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021
Net Asset Value, Beginning of Year/Period	$18.76	$19.60	$13.60		$15.30		$14.64		$12.50
Income from Investment Operations:
Net Investment Income*	0.49	0.29	0.20		0.51		0.28		0.19
Net Realized and Unrealized Gain (Loss)	0.90	0.07	6.03		(1.79)		0.63		1.96
Total from Investment Operations	1.39	0.36	6.23		(1.28)		0.91		2.15
Dividends and Distributions:
Net Investment Income	(0.42)	(0.19)	(0.23)		(0.40)		(0.25)		(0.01)
Capital Gains	(0.96)	(1.01)	—		(0.02)		—		—
Total Dividends and Distributions	(1.38)	(1.20)	(0.23)		(0.42)		(0.25)		(0.01)
Net Asset Value, End of Year/Period	$18.77	$18.76	$19.60		$13.60		$15.30		$14.64
Total Return†	8.05%	1.84%	46.12%		(8.46)%		6.23%		17.25%
Ratios and Supplemental Data
Net Assets, End of Year/ Period (Thousands)	$48,309	$59,965	$65,047		$47,868		$51,423		$52,514
Ratio of Expenses to Average Net Assets	0.70%	0.70%	0.71	%(2)	0.75	%(2)	0.75	%††(2)	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.70%	0.70%	0.70%		0.72%		0.73	%††	0.76%
Ratio of Net Investment Income to Average Net Assets	2.66%	1.45%	1.24%		3.63%		2.76	%††	1.32%
Portfolio Turnover Rate	80%	184%	97%		139%		95	%‡	124%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.

‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Year Ended March 31, 2026	Year Ended March 31, 2025		Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)		Year Ended July 31, 2021
Net Asset Value, Beginning of Year/Period	$22.26	$22.46		$15.18	$17.74	$16.42		$13.37
Income from Investment Operations:
Net Investment Income*	0.54	0.24		0.04	0.28	0.20		0.09
Net Realized and Unrealized Gain (Loss)	0.52	0.75		7.32	(2.15)	1.37		3.05
Total from Investment Operations	1.06	0.99		7.36	(1.87)	1.57		3.14
Dividends and Distributions:
Net Investment Income	(0.49)	(0.14)		(0.08)	(0.26)	(0.14)		(0.01)
Capital Gains	(0.90)	(1.05)		—	(0.43)	(0.11)		(0.08)
Total Dividends and Distributions	(1.39)	(1.19)		(0.08)	(0.69)	(0.25)		(0.09)
Net Asset Value, End of Year/Period	$21.93	$22.26		$22.46	$15.18	$17.74		$16.42
Total Return†	5.41%	4.32%		48.60%	(10.59)%	9.66%		23.57%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$246,645	$669,466		$286,110	$82,943	$25,786		$2,186
Ratio of Expenses to Average Net Assets	0.71%	0.70	%(2)	0.67%	0.74%	0.59	%††	0.59%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.72%	0.71%		0.68%	0.76%	0.61	%††	0.63%
Ratio of Net Investment Income to Average Net Assets	2.52%	1.03%		0.21%	1.78%	1.75	%††	0.61%
Portfolio Turnover Rate	99%	240%		148%	211%	125	%‡	143%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Year Ended March 31, 2026	Year Ended March 31, 2025		Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)		Year Ended July 31, 2021
Net Asset Value, Beginning of Year/Period	$22.38	$22.55		$15.24	$17.78	$16.45		$13.39
Income from Investment Operations:
Net Investment Income*	0.62	0.29		0.07	0.33	0.16		0.12
Net Realized and Unrealized Gain (Loss)	0.49	0.76		7.36	(2.17)	1.42		3.04
Total from Investment Operations	1.11	1.05		7.43	(1.84)	1.58		3.16
Dividends and Distributions:
Net Investment Income	(0.58)	(0.17)		(0.12)	(0.27)	(0.14)		(0.02)
Capital Gains	(0.90)	(1.05)		—	(0.43)	(0.11)		(0.08)
Total Dividends and Distributions	(1.48)	(1.22)		(0.12)	(0.70)	(0.25)		(0.10)
Net Asset Value, End of Year/Period	$22.01	$22.38		$22.55	$15.24	$17.78		$16.45
Total Return†	5.61%	4.57%		48.90%	(10.40)%	9.72%		23.69%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$2,592,152	$3,636,383		$2,024,632	$1,267,680	$884,331		$672,120
Ratio of Expenses to Average Net Assets	0.49%	0.49	%(2)	0.49%	0.49%	0.49	%††	0.49%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.50%	0.50%		0.50%	0.51%	0.51	%††	0.53%
Ratio of Net Investment Income to Average Net Assets	2.89%	1.23%		0.39%	2.03%	1.45	%††	0.80%
Portfolio Turnover Rate	99%	240%		148%	211%	125	%‡	143%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	R6 Shares
	Year Ended March 31, 2026	Year Ended March 31, 2025		Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)		Year Ended July 31, 2021
Net Asset Value, Beginning of Year/Period	$22.39	$22.56		$15.25	$17.79	$16.46		$13.39
Income from Investment Operations:
Net Investment Income*	0.63	0.29		0.08	0.33	0.16		0.13
Net Realized and Unrealized Gain (Loss)	0.48	0.76		7.35	(2.17)	1.42		3.04
Total from Investment Operations	1.11	1.05		7.43	(1.84)	1.58		3.17
Dividends and Distributions:
Net Investment Income	(0.58)	(0.17)		(0.12)	(0.27)	(0.14)		(0.02)
Capital Gains	(0.90)	(1.05)		—	(0.43)	(0.11)		(0.08)
Total Dividends and Distributions	(1.48)	(1.22)		(0.12)	(0.70)	(0.25)		(0.10)
Net Asset Value, End of Year/Period	$22.02	$22.39		$22.56	$15.25	$17.79		$16.46
Total Return†	5.61%	4.58%		48.87%	(10.39)%	9.72%		23.77%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$56,388	$63,091		$41,736	$8,010	$9,670		$9,904
Ratio of Expenses to Average Net Assets	0.49%	0.49	%(2)	0.49%	0.49%	0.49	%††	0.49%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.50%	0.50%		0.50%	0.51%	0.51	%††	0.53%
Ratio of Net Investment Income to Average Net Assets	2.95%	1.23%		0.41%	1.99%	1.39	%††	0.84%
Portfolio Turnover Rate	99%	240%		148%	211%	125	%‡	143%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/ Period	$11.96	$11.49	$9.66	$10.36	$10.00
Income from Investment Operations:
Net Investment Income*	0.48	0.42	0.41	0.40	0.30
Net Realized and Unrealized Gain (Loss)	1.88	0.47	1.81	(0.59)	0.27
Total from Investment Operations	2.36	0.89	2.22	(0.19)	0.57
Dividends and Distributions:
Net Investment Income	(0.45)	(0.39)	(0.39)	(0.51)	(0.20)
Capital Gains	(0.33)	(0.03)	—	—	—
Return of Capital	—	—	—	— ^	(0.01)
Total Dividends and Distributions	(0.78)	(0.42)	(0.39)	(0.51)	(0.21)
Net Asset Value, End of Year/Period	$13.54	$11.96	$11.49	$9.66	$10.36
Total Return†	20.44%	7.89%	23.51%	(1.50)%	5.69%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$7,119	$7,526	$9,778	$9,124	$1,060
Ratio of Expenses to Average Net Assets	0.76%	0.83%	0.84%	0.86%	0.75	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.87%	0.94%	0.93%	1.03%	1.83	%††
Ratio of Net Investment Income to Average Net Assets	3.89%	3.58%	3.97%	4.19%	3.92	%††
Portfolio Turnover Rate	35%	140%	67%	84%	109	%‡

^	Amount represents less than $0.005 per share.
*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 30, 2021.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$11.95	$11.48	$9.66	$10.36	$10.00
Income from Investment Operations:
Net Investment Income*	0.51	0.44	0.41	0.53	0.32
Net Realized and Unrealized Gain (Loss)	1.88	0.47	1.82	(0.72)	0.25
Total from Investment Operations	2.39	0.91	2.23	(0.19)	0.57
Dividends and Distributions:
Net Investment Income	(0.47)	(0.41)	(0.41)	(0.51)	(0.20)
Capital Gains	(0.33)	(0.03)	—	—	—
Return of Capital	—	—	—	— ^	(0.01)
Total Dividends and Distributions	(0.80)	(0.44)	(0.41)	(0.51)	(0.21)
Net Asset Value, End of Year/Period	$13.54	$11.95	$11.48	$9.66	$10.36
Total Return†	20.76%	8.10%	23.58%	(1.46)%	5.70%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$212,661	$119,137	$104,392	$81,268	$70,523
Ratio of Expenses to Average Net Assets	0.59%	0.65%	0.70%	0.75%	0.75	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.70%	0.76%	0.80%	0.92%	1.29	%††
Ratio of Net Investment Income to Average Net Assets	4.05%	3.82%	3.98%	5.45%	4.14	%††
Portfolio Turnover Rate	35%	140%	67%	84%	109	%‡

^	Amount represents less than $0.005 per share.
*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.

(1)	Commenced operations on June 30, 2021.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$10.89	$9.98	$8.42	$9.54	$10.00
Income from Investment Operations:
Net Investment Income*	0.43	0.38	0.43	0.49	0.32
Net Realized and Unrealized Gain (Loss)	1.62	0.86	1.55	(1.10)	(0.56)
Total from Investment Operations	2.05	1.24	1.98	(0.61)	(0.24)
Dividends and Distributions:
Net Investment Income	(0.45)	(0.33)	(0.42)	(0.51)	(0.22)
Capital Gains	(0.04)	—	—	—	—
Total Dividends and Distributions	(0.49)	(0.33)	(0.42)	(0.51)	(0.22)
Net Asset Value, End of Year/Period	$12.45	$10.89	$9.98	$8.42	$9.54
Total Return†	19.16%	12.58%	24.13%	(6.24)%	(2.45)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$9,950	$7,723	$10,015	$5,562	$1,025
Ratio of Expenses to Average Net Assets	0.76%	0.80%	0.83%	0.91%	0.79%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.80%	0.85%	0.96%	1.08%	1.91%††
Ratio of Net Investment Income to Average Net Assets	3.71%	3.64%	4.78%	5.73%	4.33%††
Portfolio Turnover Rate	50%	88%	48%	80%	102%‡

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 30, 2021.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$10.89	$9.98	$8.42	$9.54	$10.00
Income from Investment Operations:
Net Investment Income*	0.46	0.41	0.46	0.53	0.35
Net Realized and Unrealized Gain (Loss)	1.61	0.85	1.53	(1.14)	(0.59)
Total from Investment Operations	2.07	1.26	1.99	(0.61)	(0.24)
Dividends and Distributions:
Net Investment Income	(0.47)	(0.35)	(0.43)	(0.51)	(0.22)
Capital Gains	(0.04)	—	—	—	—
Total Dividends and Distributions	(0.51)	(0.35)	(0.43)	(0.51)	(0.22)
Net Asset Value, End of Year/Period	$12.45	$10.89	$9.98	$8.42	$9.54
Total Return†	19.36%	12.78%	24.29%	(6.21)%	(2.45)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$675,973	$421,934	$151,181	$91,491	$44,629
Ratio of Expenses to Average Net Assets	0.59%	0.64%	0.72%	0.79%	0.79%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.63%	0.69%	0.85%	0.96%	1.48%††
Ratio of Net Investment Income to Average Net Assets	3.94%	3.94%	5.02%	6.17%	4.67%††
Portfolio Turnover Rate	50%	88%	48%	80%	102%‡

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 30, 2021.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US QUALITY VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$13.55	$12.52	$11.04	$11.64	$10.00
Income from Investment Operations:
Net Investment Income*	0.40	0.34	0.28	0.37	0.28
Net Realized and Unrealized Gain (Loss)	1.16	1.10	1.49	(0.65)	1.57
Total from Investment Operations	1.56	1.44	1.77	(0.28)	1.85
Dividends and Distributions:
Net Investment Income	(0.40)	(0.33)	(0.29)	(0.32)	(0.21)
Capital Gains	(0.12)	(0.08)	—	—	—
Return of Capital	—	—	—	—	—	^
Total Dividends and Distributions	(0.52)	(0.41)	(0.29)	(0.32)	(0.21)
Net Asset Value, End of Year/Period	$14.59	$13.55	$12.52	$11.04	$11.64
Total Return†	11.87%	11.78%	16.29%	(2.30)%	18.57%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$10,923	$13,831	$5,079	$4,083	$1,232
Ratio of Expenses to Average Net Assets	0.64%	0.64%	0.59%	0.57%	0.49	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.68%	0.71%	0.68%	0.70%	1.49	%††
Ratio of Net Investment Income to Average Net Assets	3.01%	2.65%	2.51%	3.29%	3.49	%††
Portfolio Turnover Rate	43%	146%	103%	103%	99	%‡

^	Amount represents less than $0.005 per share.
*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 30, 2021.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US QUALITY VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$13.56	$12.53	$11.04	$11.64	$10.00
Income from Investment Operations:
Net Investment Income*	0.43	0.36	0.29	0.36	0.34
Net Realized and Unrealized Gain (Loss)	1.14	1.10	1.50	(0.63)	1.51
Total from Investment Operations	1.57	1.46	1.79	(0.27)	1.85
Dividends and Distributions:
Net Investment Income	(0.42)	(0.35)	(0.30)	(0.33)	(0.21)
Capital Gains	(0.12)	(0.08)	—	—	—
Return of Capital	—	—	—	—	—	^
Total Dividends and Distributions	(0.54)	(0.43)	(0.30)	(0.33)	(0.21)
Net Asset Value, End of Year/Period	$14.59	$13.56	$12.53	$11.04	$11.64
Total Return†	11.96%	11.90%	16.49%	(2.27)%	18.57%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$252,345	$196,331	$149,394	$159,815	$79,132
Ratio of Expenses to Average Net Assets	0.49%	0.49%	0.49%	0.49%	0.49	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.54%	0.56%	0.58%	0.62%	0.98	%††
Ratio of Net Investment Income to Average Net Assets	3.23%	2.76%	2.59%	3.22%	4.10	%††
Portfolio Turnover Rate	43%	146%	103%	103%	99	%‡

^	Amount represents less than $0.005 per share.
*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 30, 2021.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS MARCH 31, 2026

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 funds. The financial statements herein are those of the GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Value Fund (formerly, GQG Partners Global Quality Dividend Income Fund), GQG Partners International Quality Value Fund (formerly, GQG Partners International Quality Dividend Income Fund) and GQG Partners US Quality Value Fund (formerly, GQG Partners US Quality Dividend Income Fund) (each a “Fund” and collectively, the “Funds”). The investment objective of GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund and GQG Partners US Select Quality Equity Fund is to seek long-term capital appreciation. The investment objective of GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund is to seek long-term capital appreciation and dividend income. Each of the Funds is classified as "non-diversified," which means that it may invest a larger percentage of its assets in a smaller number of issuers than diversified funds. GQG Partners LLC serves as the Funds’ investment adviser (the “Adviser”). The GQG Partners Emerging Markets Equity Fund, GQG Partners US Select Quality Equity Fund, and GQG Partners Global Quality Equity Fund commenced operations on December 28, 2016, September 28, 2018, and March 29, 2019, respectively and currently offer Investor Shares, Institutional Shares and R6 Shares. The GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund commenced operations on June 30, 2021 and currently offer Investor Shares and Institutional Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held. Effective September 23, 2021, the GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund and GQG Partners US Select Quality Equity Fund changed their fiscal year end to March 31.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS MARCH 31, 2026

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time each Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which each Fund calculates its net asset value, it may request that a Committee meeting be called.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS MARCH 31, 2026

The GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Value Fund and the GQG Partners International Quality Value Fund use Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Funds’ based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS MARCH 31, 2026

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended March 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any significant interest or penalties.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the year ended March 31, 2026, GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund and GQG Partners International Quality Value Fund have accrued foreign tax in the amount of $182,461,440, $2,157,135 and $342,633, respectively, presented on the Statements of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS MARCH 31, 2026

Participation Notes (P-Notes) – To the extent consistent with its Investment Objective and Strategies, each Fund may acquire P-Notes issued by participating banks or broker dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Funds are relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Funds will incur transaction costs as a result of investments in P-Notes.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Cash—Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS MARCH 31, 2026

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Classes—Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund and GQG Partners US Select Quality Equity Fund distribute substantially all of their net investment income annually. GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund distribute substantially all of their net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Segment Reporting —An operating segment is defined in Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS MARCH 31, 2026

4. Administration, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended March 31, 2026, GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund were charged $5,455,421, $812,593, $869,036, $65,000, $150,193 and $65,000, respectively.

The Funds have adopted a Shareholder Servicing Plan (the “Plan”) that provides that a Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the average daily net assets of the Funds’ Investor Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the year ended March 31, 2026, the GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund earned credits of $523,129, $65,190, $187,552, $2,059, $1,900 and $3,967, respectively. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, GQG Partners LLC provides investment advisory services to the Funds at a fee calculated at an annual rate of the Funds’ respective average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses for the Funds to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below (the “Contractual Expense Limit”) until July 31, 2026.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS MARCH 31, 2026

	Advisory Fee	Contractual Expense Limitation
GQG Partners Emerging Markets Equity Fund	0.90%	0.98%
GQG Partners Global Quality Equity Fund	0.65%	0.75%
GQG Partners US Select Quality Equity Fund	0.45%	0.49%
GQG Partners Global Quality Value Fund	0.55%(1)	0.59%(2)
GQG Partners International Quality Value Fund	0.55%(1)	0.59%(2)
GQG Partners US Quality Value Fund	0.45%	0.49%

(1)	Prior to December 5, 2024, the annual advisory fee rate for the Global Quality Value Fund and International Quality Value Fund was 0.60%.
(2)	Prior to December 5, 2024, the contractual expense limits for the Global Quality Value Fund and International Quality Value Fund was 0.68%.

The Adviser may recover all or a portion of its fee reductions or expense reimbursements with respect to a Fund, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Funds’ total annual fund operating expenses are below the Contractual Expense Limit. This agreement may be terminated with respect to the Fund by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust.

As of March 31, 2026, the fees which were previously waived by the Adviser which may be subject to possible future recapture are as follows:

Period	Subject to Repayment until March 31:	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund	GQG Partners US Select Quality Equity Fund	GQG Partners Global Quality Value Fund	GQG Partners International Quality Value Fund	GQG Partners US Quality Value Fund
2024	2027	$-	$-	$193,626	$87,045	$103,161	$124,064
2025	2028	-	-	281,514	135,055	152,194	126,472
2026	2029	1,848,837	-	198,854	187,024	264,359	107,886
		$1,848,837	$-	$673,994	$409,124	$519,714	$358,422

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended March 31, 2026, were as follows:

	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund	GQG Partners US Select Quality Equity Fund
Purchases
U.S. Government	$—	$—	$—
Other	13,868,458,593	2,655,441,083	3,458,715,131

Sales
U.S. Government	$—	$—	$—
Other	15,998,796,288	3,117,083,993	4,542,723,824

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS
MARCH 31, 2026

	GQG Partners Global Quality Value Fund	GQG Partners International Quality Value Fund	GQG Partners US Quality Value Fund
Purchases
U.S. Government	$—	$—	$—
Other	117,909,403	449,683,421	124,546,480

Sales
U.S. Government	$—	$—	$—
Other	57,260,621	297,903,265	95,725,585

7. Share Transactions:

	Year Ended March 31, 2026	Year Ended March 31, 2025
GQG Partners Emerging Markets Equity Fund

Investor Shares
Issued	13,518,994	20,370,964
Reinvestment of Distributions	608,051	549,409
Redeemed	(23,226,007)	(18,857,496)
Total Investor Shares Transactions	(9,098,962)	2,062,877

Institutional Shares

Issued	238,715,301	416,993,691
Reinvestment of Distributions	20,716,325	17,189,711
Redeemed	(383,528,292)	(275,862,371)
Total Institutional Shares Transactions	(124,096,666)	158,321,031

R6 Shares

Issued	14,130,941	22,634,057
Reinvestment of Distributions	729,276	541,242
Redeemed	(17,486,460)	(6,938,875)
Total R6 Shares Transactions	(2,626,243)	16,236,424
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(135,821,871)	176,620,332

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS
MARCH 31, 2026

	Year Ended March 31, 2026	Year Ended March 31, 2025
GQG Partners Global Quality Equity Fund

Investor Shares
Issued	2,221,665	14,235,462
Reinvestment of Distributions	464,100	778,914
Redeemed	(9,562,511)	(6,563,950)
Total Investor Shares Transactions	(6,876,746)	8,450,426

Institutional Shares

Issued	46,474,555	75,612,599
Reinvestment of Distributions	10,885,054	8,849,365
Redeemed	(70,432,017)	(34,025,691)
Total Institutional Shares Transactions	(13,072,408)	50,436,273

R6 Shares

Issued	644,284	220,321
Reinvestment of Distributions	241,969	184,107
Redeemed	(1,509,565)	(526,793)
Total R6 Shares Transactions	(623,312)	(122,365)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(20,572,466)	58,764,334

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS
MARCH 31, 2026

	Year Ended March 31, 2026	Year Ended March 31, 2025
GQG Partners US Select Quality Equity Fund

Investor Shares
Issued	5,840,536	29,283,124
Reinvestment of Distributions	943,078	1,412,654
Redeemed	(25,605,930)	(13,366,253)
Total Investor Shares Transactions	(18,822,316)	17,329,525

Institutional Shares

Issued	42,396,933	93,485,575
Reinvestment of Distributions	8,036,668	6,097,236
Redeemed	(95,151,496)	(26,875,658)
Total Institutional Shares Transactions	(44,717,895)	72,707,153

R6 Shares

Issued	807,325	1,427,344
Reinvestment of Distributions	173,560	136,516
Redeemed	(1,238,061)	(595,799)
Total R6 Shares Transactions	(257,176)	968,061
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(63,797,387)	91,004,739

	Year Ended March 31, 2026	Year Ended March 31, 2025
GQG Partners Global Quality Value Fund

Investor Shares
Issued	307,411	1,163,417
Reinvestment of Distributions	35,638	40,878
Redeemed	(446,769)	(1,426,177)
Total Investor Shares Transactions	(103,720)	(221,882)

Institutional Shares

Issued	6,193,504	1,606,639
Reinvestment of Distributions	877,780	365,862
Redeemed	(1,327,515)	(1,098,332)
Total Institutional Shares Transactions	5,743,769	874,169
Net Increase in Shares Outstanding From Share Transactions	5,640,049	652,287

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS
MARCH 31, 2026

	Year Ended March 31, 2026	Year Ended March 31, 2025
GQG Partners International Quality Value Fund

Investor Shares
Issued	478,580	1,609,854
Reinvestment of Distributions	35,286	41,123
Redeemed	(423,823)	(1,945,180)
Total Investor Shares Transactions	90,043	(294,203)

Institutional Shares

Issued	22,938,702	25,999,736
Reinvestment of Distributions	2,292,719	931,087
Redeemed	(9,678,982)	(3,331,765)
Total Institutional Shares Transactions	15,552,439	23,599,058
Net Increase in Shares Outstanding From Share Transactions	15,642,482	23,304,855

	Year Ended March 31, 2026	Year Ended March 31, 2025
GQG Partners US Quality Value Fund

Investor Shares
Issued	576,462	875,690
Reinvestment of Distributions	35,853	22,924
Redeemed	(884,008)	(283,664)
Total Investor Shares Transactions	(271,693)	614,950

Institutional Shares

Issued	5,548,965	4,322,719
Reinvestment of Distributions	571,305	399,345
Redeemed	(3,308,057)	(2,168,937)
Total Institutional Shares Transactions	2,812,213	2,553,127
Net Increase in Shares Outstanding From Share Transactions	2,540,520	3,168,077

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS MARCH 31, 2026

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences are primarily related to investments in foreign currency, reclass of distributions and capital gains tax. There are no permanent differences in the current year that would require a charge or credit to distributable earnings or paid in capital accounts.

The tax character of dividends and distributions paid during the fiscal year ended March 31, 2026 and March 31, 2025 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
GQG Partners Emerging Markets Equity Fund
2026	$469,044,526	$—	$—	$469,044,526
2025	361,147,217	—	—	361,147,217
GQG Partners Global Quality Equity Fund
2026	$73,051,430	$164,595,415	$—	$237,646,845
2025	34,570,779	175,824,206	—	210,394,985
GQG Partners US Select Quality Equity Fund
2026	$81,846,254	$125,669,673	$—	$207,515,927
2025	27,006,874	161,169,365	—	188,176,239
GQG Partners Global Quality Value Fund
2026	$7,391,921	$4,095,502	$—	$11,487,423
2025	4,447,884	306,172	—	4,754,056
GQG Partners International Quality Value Fund
2026	$25,169,165	$2,347,308	$—	$27,516,473
2025	10,323,152	—	—	10,323,152
GQG Partners US Quality Value Fund
2026	$7,388,388	$1,949,910	$—	$9,338,298
2025	4,947,863	1,222,802	—	6,170,665

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS MARCH 31, 2026

As of March 31, 2026, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

GQG Partners Emerging Markets Equity Fund

Undistributed Ordinary Income	$25,636,498
Undistributed Long-Term Capital Gains	417,970,428
Unrealized Appreciation	3,484,964,703
Other Temporary Differences	(1)
Total Distributable Earnings	$3,928,571,628

GQG Partners Global Quality Equity Fund

Undistributed Ordinary Income	$27,446,076
Undistributed Long-Term Capital Gains	79,736,498
Unrealized Appreciation	445,718,812
Other Temporary Differences	(3)
Total Distributable Earnings	$552,901,383

GQG Partners US Select Quality Equity Fund

Undistributed Ordinary Income	$33,879,165
Undistributed Long-Term Capital Gains	113,274,159
Unrealized Appreciation	345,070,302
Other Temporary Differences	(9)
Total Distributable Earnings	$492,223,617

GQG Partners Global Quality Value Fund

Undistributed Ordinary Income	$86,867
Undistributed Long-Term Capital Gains	2,469,915
Unrealized Appreciation	37,922,291
Other Temporary Differences	2
Total Distributable Earnings	$40,479,075

GQG Partners International Quality Value Fund

Undistributed Ordinary Income	$357,398
Undistributed Long-Term Capital Gains	12,749,778
Unrealized Appreciation	112,800,567
Other Temporary Differences	1
Total Distributable Earnings	$125,907,744

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS
MARCH 31, 2026

GQG Partners US Quality Value Fund

Undistributed Ordinary Income	$73,962
Undistributed Long-Term Capital Gains	4,811,886
Unrealized Appreciation	48,433,452
Other Temporary Differences	2
Total Distributable Earnings	$53,319,302

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss.

During the year ended March 31, 2026, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
GQG Partners Emerging Markets Equity Fund	$—	$761,714,227	$761,714,227
GQG Partners International Quality Value Fund	13,110,189	—	13,110,189

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to investments in passive foreign investment companies and deferred losses from wash sale transactions. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Funds at March 31, 2026, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
GQG Partners Emerging Markets Equity Fund	$17,263,202,906	$4,892,913,857	$(1,225,487,714)	$3,667,426,143
GQG Partners Global Quality Equity Fund	2,652,335,465	545,091,186	(97,215,239)	447,875,947
GQG Partners US Select Quality Equity Fund	2,517,635,149	419,855,215	(74,784,913)	345,070,302
GQG Partners Global Quality Value Fund	171,742,505	45,333,943	(7,411,652)	37,922,291
GQG Partners International Quality Value Fund	541,815,221	135,127,116	(21,983,916)	113,143,200
GQG Partners US Quality Value Fund	208,323,721	52,376,955	(3,943,503)	48,433,452

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS MARCH 31, 2026

Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

The Funds did not pay any federal or state and local income taxes. Certain Funds paid income taxes in foreign jurisdictions for the year ended March 31, 2026. Cash paid for income taxes, net of refunds received, were as follows:

	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund
Income Taxes by Foreign Jurisdiction:
Brazil	$22,583,284	$758,594
Canada	–	907,341
France	–	1,104,598
India	102,081,437	2,513,244
Indonesia	13,184,914	–
Italy	–	673,686
Switzerland	–	579,455
Other*	17,904,963	307,280
Total Income Taxes Paid, Net of Refunds	$155,754,598	$6,844,198

	GQG Partners US Select Quality Equity Fund	GQG Partners Global Quality Value Fund
Income Taxes by Foreign Jurisdiction:
Brazil	$–	$79,597
Canada	507,362	51,286
France	–	81,620
India	–	262,509
Italy	–	101,193
Spain	–	50,102
Switzerland	519,976	–
Other*	678	102,497
Total Income Taxes Paid, Net of Refunds	$1,028,016	$728,804

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS
MARCH 31, 2026

	GQG Partners International Quality Value Fund	GQG Partners US Quality Value Fund
Income Taxes by Foreign Jurisdiction:
Brazil	$397,158	$–
Canada	172,985	89,332
France	333,841	36,045
Germany	162,620	–
India	288,671	–
Indonesia	155,593	–
Italy	217,663	–
Spain	156,476	–
Sweden	185,354	–
Switzerland	281,676	19,905
Other*	293,946	–
Total Income Taxes Paid, Net of Refunds	$2,645,983	$145,282

*	Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Funds.

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that a Fund will achieve its investment objective. You could lose money by investing in a Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Active Management Risk (All Funds) – The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds' investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Commodities Risk (GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Value Fund and GQG Partners International Quality Value Fund) – The prices of physical commodities (such as energy, metals, minerals, or agricultural products) may be affected by factors such as natural disasters, weather, and U.S. and international economic, political and regulatory developments. The prices of commodities can also fluctuate due to supply and demand disruptions in major producing or consuming regions, as well as temporary distortions in the commodities markets due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.

Gold. The price of gold is affected by such factors as: (1) how much of the worldwide supply is held by large holders, such as governmental bodies and central banks; (2) unpredictable monetary policies and economic and political conditions in countries throughout the world; (3) supply and demand for gold bullion as an investment, including bars, coins or gold-backed financial instruments such as exchange-traded funds (“ETFs”); (4) demand for gold jewelry; and (5) government policies meant to influence demand for gold.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS MARCH 31, 2026

De-Globalization Risk (All Funds) – The Fund’s investments may expose the Fund to disruptions associated with “de-globalization” trends in some parts of the world. Nationalism in the U.S. and abroad is on the rise, which presents risks to global commerce and the companies engaged in such commerce. For example, nationalistic trade policies that favor domestic companies as opposed to foreign competitors may become more likely. Such policies may lead to global supply chain and market disruptions, which could have an adverse effect on the companies in which the Fund invests and the performance of the Fund.

Depositary Receipts Risk (All Funds) – ADRs are typically trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity. GDRs, EDRs, and other types of depositary receipts are typically issued by non-U.S. banks or financial institutions to evidence an interest in underlying securities issued by either a U.S. or a non-U.S. entity. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of depositary receipts generally involve risks applicable to other types of investments in non-U.S. issuers. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, a Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. The values of depositary receipts may decline for a number of reasons relating to the issuers or sponsors of the depositary receipts, including, but not limited to, insolvency of the issuer or sponsor. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. The Funds may invest in unsponsored depositary receipts, which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored depositary receipts generally bear all the costs thereof, and the depositaries of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information to the market and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Dividend-Paying Investments Risk (GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund) – The Fund's investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund's investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS MARCH 31, 2026

Emerging Markets Security Risk (GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Value Fund and GQG Partners International Quality Value Fund) – The Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have less stable governments, less developed economies and their securities markets may be more concentrated and less liquid. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Equity Risk (All Funds) – Equity securities include common and preferred stocks, depositary receipts, and P-Notes. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Depositary receipts are described above and P-Notes are described below. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund’s net asset value (“NAV”) to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

ETF Risk (GQG Partners Global Quality Equity Fund, GQG Partners Quality Dividend Income Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund) – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS MARCH 31, 2026

Foreign Company Risk (All Funds) – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund's portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk (All Funds) – Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of a Fund’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Geographic Focus Risk (GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Value Fund and GQG Partners International Quality Value Fund) – To the extent that it focuses its investments in a particular country or geographic region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Investing in Russia (GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Value Fund and GQG Partners International Quality Value Fund) – Geopolitical risks, including those arising from trade tension and/or the imposition of trade tariffs, terrorist activity or acts of civil or international hostility, are increasing. For instance, military conflict and escalating tensions between Russia and Ukraine could result in geopolitical instability and adversely affect the global economy or specific markets. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets, as well as the Company’s products, operations, clients, vendors and employees, which may cause the Funds' AUM, revenue and earnings to decline. The Funds' exposure to geopolitical risks may be heightened to the extent such risks arise in countries in which the Funds' currently operates or is seeking to expand its presence.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS MARCH 31, 2026

Investing in the United States Risk (All Funds) – A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as on the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities in which the Funds invest.

The U.S. has developed increasingly strained relations with a number of foreign countries, including traditional allies, such as major European Union countries, the U.K., Canada and Mexico, and historical adversaries, such as North Korea, Iran, China and Russia. If these relations were to worsen, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the U.S. for trade. The U.S. has also experienced increased internal unrest and discord. If this trend were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Investment Style Risk (All Funds) – Each Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing a Fund to sometimes underperform other equity funds that use differing investing styles.

IPO Risk (All Funds) – The Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described below.

When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS MARCH 31, 2026

Large Capitalization Company Risk (All Funds) – The large capitalization companies in which a Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Large Purchase and Redemption Risk (All Funds) – Large purchases or redemptions of a Fund’s shares may affect the Fund, since the Fund may be required to sell portfolio securities if it experiences redemptions, and the Fund will need to invest additional cash that it receives. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. In addition, a large redemption could result in a Fund’s expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk (All Funds) – Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. A Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk (All Funds) – The value of the securities in which the Funds invest may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS MARCH 31, 2026

Non-Diversification Risk (All Funds) – Each Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that a Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Participation Notes Risk (GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Value Fund and GQG Partners International Quality Value Fund) – P-Notes are generally traded over-the-counter and constitute general unsecured contractual obligations of the banks and broker-dealers that issue them. Generally, these banks and broker-dealers buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not correlate exactly to the performance of the issuers or markets that they seek to replicate due to transaction costs and other expenses. The holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, but is subject to the same risks of investing directly in the underlying security.

Portfolio Turnover Risk (GQG Partners US Select Quality Equity Fund) – Due to its investment strategies, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Preferred Stock Risk (GQG Partners Global Quality Equity Fund, GQG Partners Quality Dividend Income Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund) – Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity risk, which is described elsewhere in this section. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is the risk that, in a declining interest rate environment, securities with stated interest rates may have the principal paid earlier than expected, requiring a Fund to invest the proceeds at generally lower interest rates.

Proprietary Model Risk (GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund) – Proprietary models that may be used to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and may not adequately take into account certain factors and may result in the Fund having a lower return than if the Fund were managed using another model or investment strategy. The markets or prices of individual securities may be affected by factors not foreseen in developing the models.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS MARCH 31, 2026

Sector and Industry Focus Risk (All Funds) – Because a Fund may, from time to time, be more heavily invested in particular sectors or industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors or industries. As a result, a Fund’s share price may at times fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors or industries.

Small- and Mid-Capitalization Company Risk (All Funds) – The small- and mid-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Stock Connect Investing Risk (GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Value Fund and GQG Partners International Quality Value Fund) – Trading through Stock Connect is subject to a number of restrictions that may affect a Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. A Fund’s investments in A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund.

Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, a Fund may be subject to the risk of price fluctuations of A Shares during the time when Stock Connect is not trading. Because of the way in which A shares are held in Stock Connect, a Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the Shanghai Stock Exchange or Shenzhen Stock Exchange becomes insolvent. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect a Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS MARCH 31, 2026

U.S. Treasury Securities Risk (GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund) – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

10. Concentration of Shareholders:

At March 31, 2026, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders, each owning 10% or greater of the aggregate shares outstanding, were as follows:

GQG Partners Emerging Markets Equity Fund	No. of Shareholders	% Ownership
Investor Shares	3	83%
Institutional Shares	3	59%
R6 Shares	1	46%

GQG Partners Global Quality Equity Fund	No. of Shareholders	% Ownership
Investor Shares	3	80%
Institutional Shares	3	70%
R6 Shares	2	84%

GQG Partners US Select Quality Equity Fund	No. of Shareholders	% Ownership
Investor Shares	3	90%
Institutional Shares	2	54%
R6 Shares	3	87%

GQG Partners Global Quality Value Fund	No. of Shareholders	% Ownership
Investor Shares	3	85%
Institutional Shares	3	70%

GQG Partners International Quality Value Fund	No. of Shareholders	% Ownership
Investor Shares	3	92%
Institutional Shares	5	98%

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS MARCH 31, 2026

GQG Partners US Quality Value Fund	No. of Shareholders	% Ownership
Investor Shares	3	98%
Institutional Shares	3	82%

11. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Recent Accounting Pronouncement:

In this reporting period, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS MARCH 31, 2026

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund III and Shareholders of GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund, and GQG Partners US Quality Value Fund (six of the funds constituting The Advisors’ Inner Circle Fund III, hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS MARCH 31, 2026

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 27, 2026

We have served as the auditor of one or more investment companies in GQG Partners LLC since 2016.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS
MARCH 31, 2026
(Unaudited)

OTHER INFORMATION (FORM N-CSR ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 3–4, 2025 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS
MARCH 31, 2026
(Unaudited)

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS
MARCH 31, 2026
(Unaudited)

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates to the GQG Partners Emerging Markets Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Quality Value Fund and GQG Partners Global Quality Value Fund. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS
MARCH 31, 2026
(Unaudited)

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS
MARCH 31, 2026
(Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders that do not have a March 31, 2026 tax year end, this notice is for informational purposes only. For shareholders with a March 31, 2026 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended March 31, 2026, the Funds are designating the following items with regard to distributions paid during the period.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividend(4)	Short-Term Capital Gain Dividend(5)	Foreign Tax Credit
GQG Partners Emerging Markets Equity Fund
0.00%	0.00%	100.00%	100.00%	6.81%	86.59%	0.00%	4.64%	0.00%	21.60%
GQG Partners Global Quality Equity Fund
0.00%	69.26%	30.74%	100.00%	79.37%	99.99%	0.00%	2.71%	0.00%	0.00%
GQG Partners US Select Quality Equity Fund
0.00%	60.56%	39.44%	100.00%	100.00%	100.00%	0.00%	4.80%	0.00%	0.00%
GQG Partners Global Quality Value Fund
0.00%	35.65%	64.35%	100.00%	41.05%	100.00%	0.00%	2.27%	100.00%	0.00%
GQG Partners International Quality Value Fund
0.00%	8.03%	91.97%	100.00%	5.15%	95.42%	0.00%	0.28%	0.00%	5.91%
GQG Partners US Quality Value Fund
0.00%	20.88%	79.12%	100.00%	98.01%	100.00%	0.00%	4.06%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

GQG Partners Emerging Markets Equity Fund intends to pass through a foreign tax credit to shareholders. For the fiscal year ended March 31, 2026, the total amount of foreign source income is $424,119,408. The total amount of foreign tax paid is $129,263,438. A shareholders allocable share of the foreign tax credit will be reported on Form 1099-DIV.

GQG Partners International Quality Value Fund intends to pass through a foreign tax credit to shareholders. For the fiscal year ended March 31, 2026, the total amount of foreign source income is $24,367,225 The total amount of foreign tax paid is $1,729,629. A shareholders allocable share of the foreign tax credit will be reported on Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS MARCH 31, 2026 (Unaudited)

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2026. Complete information will be computed and reported in conjunction with your 2026 Form 1099-DIV.

GQG Partners Funds:

P.O. Box 219009

Kansas City, MO 64121-9009

1-866-362-8333

Investment Adviser:

GQG Partners LLC

350 East Las Olas Boulevard, Suite 1800

Fort Lauderdale, FL 33301

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described. Investors should read it carefully before investing or sending money.

GQG-AR-001-1000

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)	There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: June 5, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: June 5, 2026